UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

Gregory F. Niland

American Funds College Target Date Series

5300 Robin Hood Road

Norfolk, Virginia 23513

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series®
Semi-annual report for the six months ended April 30, 2021

A balanced approach
that seeks to build
and preserve wealth
for higher education

American Funds College 2039 FundSM, American Funds College 2036 FundSM, American Funds College 2033 Fund®, American Funds College 2030 Fund®, American Funds College 2027 Fund®, American Funds College 2024 Fund®, American Funds College 2021 Fund®: Each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. Each fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds as it approaches and passes its target date. In this way, each fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, by Capital Group, is one of the nation’s largest mutual fund families. For nearly 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2021 (the most recent calendar quarter-end). Also shown are the expense ratios as of the series prospectus dated January 1, 2021.

	Cumulative total returns	Average annual total returns
Class 529-A shares	1 year	5 years	Lifetime[1]	Expense ratio

Reflecting 3.50% maximum initial sales charge:
American Funds College 2039 Fund	—	—	–3.67%	0.98%[2]
American Funds College 2036 Fund	36.74%	—	9.25	0.87	[3]
American Funds College 2033 Fund	28.50	10.11%	7.86	0.77
American Funds College 2030 Fund	19.76	8.19	8.20	0.74
American Funds College 2027 Fund	11.76	6.31	6.79	0.69
American Funds College 2024 Fund	5.42	4.63	5.44	0.66
American Funds College 2021 Fund[4]	–1.05	2.36	3.69	0.68
Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund	–1.04	1.47	1.23	0.69

[1]	Since September 14, 2012, for all funds except College 2039 Fund, which commenced operations on March 26, 2021, College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015. Lifetime return for College 2039 Fund is cumulative since its inception.
[2]	Expense ratios are estimated for College 2039 Fund. The net expense ratio was 0.90% as of the series prospectus dated January 1, 2021. The investment adviser is currently reimbursing a portion of other expenses. Net expense ratios reflect the reimbursement, without which they would have been higher. The reimbursement will be in effect through at least January 1, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement at that time. Refer to the fund’s most recent prospectus for details.
[3]	The expense ratio is restated to reflect current fees.
[4]	College 2021 Fund merged into College Enrollment Fund on May 21, 2021.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for American Funds College Target Date Series for the periods ended April 30, 2021, are shown on the next page, as well as results of each fund’s benchmark and peer group.

For additional information about the series, its investment results, holdings and the Target Date Solutions Committee, visit capitalgroup.com/individual/investments. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

2	Results at a glance

3	Investment approach for American Funds College Target Date Series

4	Investment portfolios

17	Financial statements

23	Notes to financial statements

37	Financial highlights

The college target date funds invest in Class R-6 shares of the underlying funds. Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers and/or expense reimbursements, without which results would have been lower. Refer to the fund’s most recent prospectus for details. For more information on fee waivers and expense reimbursements, visit capitalgroup.com.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisors should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds College Target Date Series	1

Results at a glance

For periods ended April 30, 2021, with all distributions reinvested for Class 529-A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	Lifetime[1]

American Funds College 2039 Fund[2]	—	—	—	3.80%
Standard & Poor’s 500 Composite Index[3,4]	—	—	—	5.31
Bloomberg Barclays U.S. Aggregate Index[4,5]	—	—	—	0.69

American Funds College 2036 Fund[2]	21.46%	35.06%	—	11.39
Standard & Poor’s 500 Composite Index[3,4]	28.85	45.98	—	17.83
Bloomberg Barclays U.S. Aggregate Index[4,5]	–1.52	–0.27	—	4.74

American Funds College 2033 Fund	16.97	27.53	11.18%	8.88
Standard & Poor’s 500 Composite Index[3,4]	28.85	45.98	17.42	14.55
Bloomberg Barclays U.S. Aggregate Index[4,5]	–1.52	–0.27	3.19	3.02

American Funds College 2030 Fund	13.03	19.53	9.10	8.81
American Funds College 2027 Fund	8.52	12.64	7.14	7.35
American Funds College 2024 Fund	4.24	7.14	5.41	5.94
American Funds College 2021 Fund[6]	–0.02	1.63	3.06	4.12
Standard & Poor’s 500 Composite Index[3,4]	28.85	45.98	17.42	15.23
Bloomberg Barclays U.S. Aggregate Index[4,5]	–1.52	–0.27	3.19	2.87

American Funds College Enrollment Fund	–0.17	1.10	2.05	1.57
Bloomberg Barclays U.S. Aggregate 1–5 Years Index[4,7]	–0.03	0.74	2.31	1.91

[1]	Since September 14, 2012, for all funds except College 2039 Fund, which commenced operations on March 26, 2021, College 2036 Fund, which commenced operations on February 9, 2018, and College 2033 Fund, which commenced operations on March 27, 2015. Lifetime return for College 2039 Fund is cumulative since its inception.
[2]	Five-year returns for College 2039 Fund are unavailable since the fund commenced operations on March 26, 2021. Five-year returns for College 2036 Fund are unavailable since the fund commenced operations on February 9, 2018.
[3]	Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of approximately 500 widely held common stocks. Source: S&P Dow Jones Indices LLC.
[4]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. There have been periods when the fund has lagged the index.
[5]	Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.
[6]	College 2021 Fund merged into College Enrollment Fund on May 21, 2021.
[7]	Bloomberg Barclays U.S. Aggregate 1–5 Years Index represents securities in the one- to five-year maturity range of the U.S. investment-grade (bonds rated BBB/Baa and above) fixed-rate bond market. Source: Bloomberg Index Services Ltd.

2	American Funds College Target Date Series

Investment approach for
American Funds College Target Date Series

About the series

Launched in September 2012, American Funds College Target Date Series was designed to provide a low-maintenance investment option for parents (or grandparents) who want to use a 529 savings plan to save for college.

An investor simply needs to select the College Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds of funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds of funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The investment professionals of the Target Date Solutions Committee don’t attempt to be tactical asset allocators — that is, to buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

The allocations shown are as of January 1, 2021, and are subject to the Target Date Solutions Committee’s discretion. The investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. Changes in the equity allocation within the underlying equity-income and balanced funds may affect the overall equity exposure in the target date funds. For quarterly updates of fund allocations, visit capitalgroup.com.

American Funds College Target Date Series	3

American Funds College 2039 Fund	unaudited
Investment portfolio April 30, 2021

Growth funds 44%	Shares	Value (000)
AMCAP Fund, Class R-6	237	$10
SMALLCAP World Fund, Inc., Class R-6	83	8
EuroPacific Growth Fund, Class R-6	92	7
The Growth Fund of America, Class R-6	102	7
		32

Growth-and-income funds 43%
Fundamental Investors, Class R-6	182	14
International Growth and Income Fund, Class R-6	246	10
Capital World Growth and Income Fund, Class R-6	103	6
The Investment Company of America, Class R-6	13	1
		31

Balanced funds 1%
American Funds Global Balanced Fund, Class R-6	32	1

Fixed income funds 12%
U.S. Government Securities Fund, Class R-6	338	5
Capital World Bond Fund, Class R-6	170	4
		9

Total investment securities 100% (cost: $70,000)		73
Other assets less liabilities 0%		—	[1]

Net assets 100%		$73

4	American Funds College Target Date Series

American Funds College 2039 Fund (continued)

Investments in affiliates2

	Value of affiliates at 3/26/2021[3] (000)	Additions (000)	Reductions (000)		Net realized gain (000)		Net unrealized appreciation (000)		Value of affiliates at 4/30/2021 (000)	Dividend income (000)		Capital gain distributions received (000)
Growth funds 44%
AMCAP Fund, Class R-6	$—	$10	$—		$—		$—	[1]	$10	$—		$—
SMALLCAP World Fund, Inc., Class R-6	—	7	—		—		1		8	—		—
EuroPacific Growth Fund, Class R-6	—	6	—		—		1		7	—		—
The Growth Fund of America, Class R-6	—	7	—	[1]	—	[1]	—	[1]	7	—		—
									32
Growth-and-income funds 43%
Fundamental Investors, Class R-6	—	13	—		—		1		14	—		—
International Growth and Income Fund, Class R-6	—	10	—		—		—	[1]	10	—		—
Capital World Growth and Income Fund, Class R-6	—	6	—		—		—	[1]	6	—		—
The Investment Company of America, Class R-6	—	1	—		—		—	[1]	1	—		—
									31
Balanced funds 1%
American Funds Global Balanced Fund, Class R-6	—	1	—		—		—	[1]	1	—		—
Fixed income funds 12%
U.S. Government Securities Fund, Class R-6	—	5	—		—		—	[1]	5	—	[1]	—
Capital World Bond Fund, Class R-6	—	4	—		—		—	[1]	4	—		—
									9
Total 100%					$—	[1]	$3		$73	$—	[1]	$—

[1]	Amount less than one thousand.
[2]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.
[3]	Commencement of operations.

See notes to financial statements.

American Funds College Target Date Series	5

American Funds College 2036 Fund	unaudited
Investment portfolio April 30, 2021

Growth funds 33%	Shares	Value (000)
The Growth Fund of America, Class R-6	1,475,607	$107,881
SMALLCAP World Fund, Inc., Class R-6	1,162,125	104,591
AMCAP Fund, Class R-6	2,337,154	102,087
EuroPacific Growth Fund, Class R-6	670,444	47,937
		362,496

Growth-and-income funds 35%
Fundamental Investors, Class R-6	1,899,629	145,322
International Growth and Income Fund, Class R-6	2,576,099	106,187
The Investment Company of America, Class R-6	1,236,858	60,940
Capital World Growth and Income Fund, Class R-6	820,897	52,496
Washington Mutual Investors Fund, Class R-6	279,732	15,771
		380,716

Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	2,747,541	106,715

Fixed income funds 22%
U.S. Government Securities Fund, Class R-6	11,695,007	164,315
Capital World Bond Fund, Class R-6	2,597,711	53,850
The Bond Fund of America, Class R-6	2,073,933	27,853
		246,018

Total investment securities 100% (cost: $935,822,000)		1,095,945
Other assets less liabilities 0%		(250)

Net assets 100%		$1,095,695

6	American Funds College Target Date Series

American Funds College 2036 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 33%
The Growth Fund of America, Class R-6	$66,365	$24,296	$—	$—	$17,220	$107,881	$423	$3,245
SMALLCAP World Fund, Inc., Class R-6	66,361	14,355	—	—	23,875	104,591	—	1,299
AMCAP Fund, Class R-6	66,915	17,747	—	—	17,425	102,087	358	1,755
EuroPacific Growth Fund, Class R-6	34,617	4,670	—	—	8,650	47,937	170	—
						362,496
Growth-and-income funds 35%
Fundamental Investors, Class R-6	100,280	14,843	—	—	30,199	145,322	1,457	—
International Growth and Income Fund, Class R-6	66,626	17,489	—	—	22,072	106,187	829	—
The Investment Company of America, Class R-6	32,778	17,905	—	—	10,257	60,940	391	—
Capital World Growth and Income Fund, Class R-6	34,598	8,408	—	—	9,490	52,496	323	—
Washington Mutual Investors Fund, Class R-6	—	14,894	—	—	877	15,771	38	—
						380,716
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	67,291	27,895	—	—	11,529	106,715	858	—
Fixed income funds 22%
U.S. Government Securities Fund, Class R-6	104,745	67,280	—	—	(7,710)	164,315	652	4,864
Capital World Bond Fund, Class R-6	34,537	20,234	—	—	(921)	53,850	484	521
The Bond Fund of America, Class R-6	—	28,067	—	—	(214)	27,853	79	—
						246,018
Total 100%				$—	$142,749	$1,095,945	$6,062	$11,684

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds College Target Date Series	7

American Funds College 2033 Fund	unaudited
Investment portfolio April 30, 2021

Growth funds 19%	Shares	Value (000)
The Growth Fund of America, Class R-6	2,530,246	$184,986
SMALLCAP World Fund, Inc., Class R-6	1,036,585	93,293
AMCAP Fund, Class R-6	2,096,210	91,562
		369,841

Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	3,654,823	206,059
International Growth and Income Fund, Class R-6	4,747,202	195,680
The Investment Company of America, Class R-6	3,671,836	180,911
Capital World Growth and Income Fund, Class R-6	1,405,282	89,868
American Mutual Fund, Class R-6	547,946	27,151
		699,669

Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	5,248,075	203,835

Fixed income funds 36%
The Bond Fund of America, Class R-6	24,389,818	327,555
U.S. Government Securities Fund, Class R-6	19,853,744	278,945
Capital World Bond Fund, Class R-6	4,244,723	87,993
American Funds Strategic Bond Fund, Class R-6	934,872	10,583
American Funds Mortgage Fund, Class R-6	1,021,337	10,397
		715,473

Total investment securities 100% (cost: $1,712,156,000)		1,988,818
Other assets less liabilities 0%		(540)

Net assets 100%		$1,988,278

8	American Funds College Target Date Series

American Funds College 2033 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 19%
The Growth Fund of America, Class R-6	$150,687	$7,847	$8,545	$3,365	$31,632	$184,986	$905	$6,942
SMALLCAP World Fund, Inc., Class R-6	82,563	1,560	17,016	4,004	22,182	93,293	—	1,560
AMCAP Fund, Class R-6	80,045	2,337	9,159	1,376	16,963	91,562	396	1,942
EuroPacific Growth Fund, Class R-6	5,734	28	6,965	1,330	(127)	—	28	—
						369,841
Growth-and-income funds 35%
Washington Mutual Investors Fund, Class R-6	141,977	23,224	—	—	40,858	206,059	1,814	2,143
International Growth and Income Fund, Class R-6	148,024	6,641	5,742	2,086	44,671	195,680	1,634	—
The Investment Company of America, Class R-6	143,586	16,452	18,644	4,119	35,398	180,911	1,463	—
Capital World Growth and Income Fund, Class R-6	74,257	2,528	6,221	1,491	17,813	89,868	636	—
American Mutual Fund, Class R-6	—	25,938	—	—	1,213	27,151	29	—
Fundamental Investors, Class R-6	16,406	156	18,999	1,434	1,003	—	156	—
						699,669
Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	148,743	30,653	—	—	24,439	203,835	1,674	—
Fixed income funds 36%
The Bond Fund of America, Class R-6	231,249	107,928	—	—	(11,622)	327,555	2,279	8,038
U.S. Government Securities Fund, Class R-6	233,178	60,934	—	—	(15,167)	278,945	1,244	9,870
Capital World Bond Fund, Class R-6	77,079	12,208	—	—	(1,294)	87,993	876	1,010
American Funds Strategic Bond Fund, Class R-6	—	10,636	—	—	(53)	10,583	23	—
American Funds Mortgage Fund, Class R-6	—	10,410	—	—	(13)	10,397	11	—
						715,473
Total 100%				$19,205	$207,896	$1,988,818	$13,168	$31,505

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds College Target Date Series	9

American Funds College 2030 Fund	unaudited
Investment portfolio April 30, 2021

Growth-and-income funds 38%	Shares	Value (000)
American Mutual Fund, Class R-6	8,710,173	$431,589
Washington Mutual Investors Fund, Class R-6	6,826,244	384,864
International Growth and Income Fund, Class R-6	6,166,655	254,189
		1,070,642

Equity-income funds 2%
The Income Fund of America, Class R-6	2,210,534	56,325

Balanced funds 14%
American Funds Global Balanced Fund, Class R-6	9,802,121	380,714

Fixed income funds 46%
The Bond Fund of America, Class R-6	51,020,066	685,200
U.S. Government Securities Fund, Class R-6	17,713,443	248,874
American Funds Strategic Bond Fund, Class R-6	13,163,257	149,008
American Funds Mortgage Fund, Class R-6	14,570,834	148,331
Intermediate Bond Fund of America, Class R-6	4,150,673	57,445
		1,288,858

Total investment securities 100% (cost: $2,513,415,000)		2,796,539
Other assets less liabilities 0%		(977)

Net assets 100%		$2,795,562

10	American Funds College Target Date Series

American Funds College 2030 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 0%
AMCAP Fund, Class R-6	$8,348	$244	$9,460	$405	$463	$—	$41	$202
SMALLCAP World Fund, Inc., Class R-6	8,549	161	10,486	1,649	127	—	—	161
The Growth Fund of America, Class R-6	17,022	886	20,033	4,617	(2,492)	—	102	784
						—
Growth-and-income funds 38%
American Mutual Fund, Class R-6	315,553	38,867	1,236	379	78,026	431,589	4,282	—
Washington Mutual Investors Fund, Class R-6	327,422	20,557	51,272	17,083	71,074	384,864	4,037	4,896
International Growth and Income Fund, Class R-6	221,697	2,398	38,447	12,640	55,901	254,189	2,399	—
Capital World Growth and Income Fund, Class R-6	8,368	29	9,769	1,287	85	—	29	—
The Investment Company of America, Class R-6	16,333	79	18,443	1,227	804	—	79	—
						1,070,642
Equity-income funds 2%
The Income Fund of America, Class R-6	—	54,525	—	—	1,800	56,325	79	—
Balanced funds 14%
American Funds Global Balanced Fund, Class R-6	329,596	18,476	19,512	4,918	47,236	380,714	3,553	—
Fixed income funds 46%
The Bond Fund of America, Class R-6	574,582	137,188	—	—	(26,570)	685,200	5,204	19,235
U.S. Government Securities Fund, Class R-6	240,461	23,751	1,123	28	(14,243)	248,874	1,173	9,199
American Funds Strategic Bond Fund, Class R-6	107,343	46,573	—	—	(4,908)	149,008	1,574	2,191
American Funds Mortgage Fund, Class R-6	107,334	45,612	—	—	(4,615)	148,331	494	3,838
Intermediate Bond Fund of America, Class R-6	—	57,533	—	—	(88)	57,445	89	—
Capital World Bond Fund, Class R-6	8,744	165	9,151	357	(115)	—	51	115
						1,288,858
Total 100%				$44,590	$202,485	$2,796,539	$23,186	$40,621

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds College Target Date Series	11

American Funds College 2027 Fund	unaudited
Investment portfolio April 30, 2021

Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	9,546,650	$473,036

Equity-income funds 19%
The Income Fund of America, Class R-6	18,457,801	470,305

Fixed income funds 62%
The Bond Fund of America, Class R-6	44,246,998	594,237
Intermediate Bond Fund of America, Class R-6	31,274,078	432,833
American Funds Mortgage Fund, Class R-6	24,725,803	251,709
American Funds Strategic Bond Fund, Class R-6	21,416,480	242,435
		1,521,214

Total investment securities 100% (cost: $2,310,143,000)		2,464,555
Other assets less liabilities 0%		(687)

Net assets 100%		$2,463,868

12	American Funds College Target Date Series

American Funds College 2027 Fund (continued)

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 19%
American Mutual Fund, Class R-6	$396,704	$18,368	$35,519	$9,845	$83,638	$473,036	$5,199	$—
International Growth and Income Fund, Class R-6	14,698	77	18,163	1,723	1,665	—	77	—
Washington Mutual Investors Fund, Class R-6	22,333	481	25,316	1,753	749	—	147	334
						473,036
Equity-income funds 19%
The Income Fund of America, Class R-6	379,070	39,478	23,216	5,633	69,340	470,305	8,430	—
Balanced funds 0%
American Funds Global Balanced Fund, Class R-6	22,527	112	25,143	3,194	(690)	—	112	—
Fixed income funds 62%
The Bond Fund of America, Class R-6	518,128	99,187	—	—	(23,078)	594,237	4,565	16,917
Intermediate Bond Fund of America, Class R-6	307,135	134,185	—	—	(8,487)	432,833	1,846	6,651
American Funds Mortgage Fund, Class R-6	202,242	57,913	—	—	(8,446)	251,709	888	7,032
American Funds Strategic Bond Fund, Class R-6	201,237	49,955	—	—	(8,757)	242,435	2,849	4,074
U.S. Government Securities Fund, Class R-6	15,545	613	15,635	27	(550)	—	26	589
						1,521,214
Total 100%				$22,175	$105,384	$2,464,555	$24,139	$35,597

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds College Target Date Series	13

American Funds College 2024 Fund	unaudited
Investment portfolio April 30, 2021

Growth-and-income funds 9%	Shares	Value (000)
American Mutual Fund, Class R-6	5,496,821	$272,367

Equity-income funds 9%
The Income Fund of America, Class R-6	10,642,759	271,178

Fixed income funds 82%
Intermediate Bond Fund of America, Class R-6	73,634,853	1,019,106
The Bond Fund of America, Class R-6	39,724,158	533,496
American Funds Mortgage Fund, Class R-6	44,178,677	449,739
American Funds Strategic Bond Fund, Class R-6	25,874,177	292,896
Short-Term Bond Fund of America, Class R-6	11,721,395	117,917
		2,413,154

Total investment securities 100% (cost: $2,848,863,000)		2,956,699
Other assets less liabilities 0%		(881)

Net assets 100%		$2,955,818

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 9%
American Mutual Fund, Class R-6	$272,792	$3,525	$65,806	$15,413	$46,443	$272,367	$3,526	$—
Equity-income funds 9%
The Income Fund of America, Class R-6	273,994	5,879	59,553	9,271	41,587	271,178	5,882	—
Fixed income funds 82%
Intermediate Bond Fund of America, Class R-6	904,208	138,656	—	—	(23,758)	1,019,106	4,924	19,493
The Bond Fund of America, Class R-6	527,569	28,124	—	—	(22,197)	533,496	4,363	16,597
American Funds Mortgage Fund, Class R-6	380,711	84,640	—	—	(15,612)	449,739	1,615	13,246
American Funds Strategic Bond Fund, Class R-6	258,353	44,723	—	—	(10,180)	292,896	3,473	5,094
Short-Term Bond Fund of America, Class R-6	—	118,009	—	—	(92)	117,917	155	—
						2,413,154
Total 100%				$24,684	$16,191	$2,956,699	$23,938	$54,430

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

14	American Funds College Target Date Series

American Funds College 2021 Fund	unaudited
Investment portfolio April 30, 2021

Fixed income funds 100%	Shares	Value (000)
Intermediate Bond Fund of America, Class R-6	57,644,663	$797,802
Short-Term Bond Fund of America, Class R-6	79,299,012	797,748
American Funds Mortgage Fund, Class R-6	44,775,600	455,815
American Funds Strategic Bond Fund, Class R-6	20,120,374	227,763
		2,279,128

Total investment securities 100% (cost: $2,267,525,000)		2,279,128
Other assets less liabilities 0%		(701)

Net assets 100%		$2,278,427

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 0%
American Mutual Fund, Class R-6	$16,939	$92	$18,700	$583	$1,086	$—	$92	$—
Equity-income funds 0%
The Income Fund of America, Class R-6	16,945	176	18,719	354	1,244	—	176	—
Fixed income funds 100%
Intermediate Bond Fund of America, Class R-6	797,989	28,745	9,062	552	(20,422)	797,802	4,080	16,373
Short-Term Bond Fund of America, Class R-6	761,637	58,585	14,005	430	(8,899)	797,748	3,083	7,419
American Funds Mortgage Fund, Class R-6	447,313	31,424	5,355	66	(17,633)	455,815	1,795	14,783
American Funds Strategic Bond Fund, Class R-6	226,802	14,543	4,387	10	(9,205)	227,763	3,048	4,472
The Bond Fund of America, Class R-6	34,063	1,162	34,713	1,523	(2,035)	—	104	1,064
						2,279,128
Total 100%				$3,518	$(55,864)	$2,279,128	$12,378	$44,111

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

American Funds College Target Date Series	15

American Funds College Enrollment Fund	unaudited
Investment portfolio April 30, 2021

Fixed income funds 100%	Shares	Value (000)
Short-Term Bond Fund of America, Class R-6	34,360,444	$345,666
Intermediate Bond Fund of America, Class R-6	24,975,872	345,665
American Funds Mortgage Fund, Class R-6	19,403,521	197,528
American Funds Strategic Bond Fund, Class R-6	8,707,205	98,566
		987,425

Total investment securities 100% (cost: $988,508,000)		987,425
Other assets less liabilities 0%		(298)

Net assets 100%		$987,127

Investments in affiliates1

	Value of affiliates at 11/1/2020 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 4/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Fixed income funds 100%
Short-Term Bond Fund of America, Class R-6	$375,108	$7,988	$33,532	$511	$(4,409)	$345,666	$1,398	$3,487
Intermediate Bond Fund of America, Class R-6	375,108	10,965	31,568	1,186	(10,026)	345,665	1,821	7,418
American Funds Mortgage Fund, Class R-6	214,383	8,809	17,655	299	(8,308)	197,528	812	6,842
American Funds Strategic Bond Fund, Class R-6	106,829	5,890	10,130	47	(4,070)	98,566	1,369	2,037
Total 100%				$2,043	$(26,813)	$987,425	$5,400	$19,784

[1]	Part of the same group of investment companies as the fund as defined under the Investment Company Act of 1940.

See notes to financial statements.

16	American Funds College Target Date Series

Financial statements	unaudited

Statements of assets and liabilities at April 30, 2021	(dollars and shares in thousands, except per-share amounts)

		College 2039 Fund		College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund

Assets:
Investment securities of affiliated issuers, at value		$73		$1,095,945	$1,988,818	$2,796,539	$2,464,555
Receivables for:
Sales of investments		—		—	—	—	—
Sales of fund’s shares		—		2,112	1,437	1,570	1,693
Dividends		—	*	203	752	1,370	1,426
Total assets		73		1,098,260	1,991,007	2,799,479	2,467,674

Liabilities:
Payables for:
Purchases of investments		—	*	2,199	1,838	2,236	2,588
Repurchases of fund’s shares		—		116	366	926	531
Services provided by related parties		—	*	196	423	609	558
Trustees’ deferred compensation		—		2	6	11	10
Other		—	*	52	96	135	119
Total liabilities		—	*	2,565	2,729	3,917	3,806
Net assets at April 30, 2021		$73		$1,095,695	$1,988,278	$2,795,562	$2,463,868

Net assets consist of:
Capital paid in on shares of beneficial interest		$70		$925,629	$1,668,345	$2,441,840	$2,267,809
Total distributable earnings		3		170,066	319,933	353,722	196,059
Net assets at April 30, 2021		$73		$1,095,695	$1,988,278	$2,795,562	$2,463,868
Investment securities of affiliated issuers, at cost		$70		$935,822	$1,712,156	$2,513,415	$2,310,143
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$10		$869,288	$1,637,748	$2,315,658	$1,993,181
	Shares outstanding	1		66,599	119,477	154,814	148,174
	Net asset value per share	$10.38		$13.05	$13.71	$14.96	$13.45
Class 529-C:	Net assets	$10		$67,621	$108,427	$145,825	$141,941
	Shares outstanding	1		5,235	7,995	9,867	10,657
	Net asset value per share	$10.38		$12.92	$13.56	$14.78	$13.32
Class 529-E:	Net assets	$11		$23,873	$52,093	$74,952	$66,126
	Shares outstanding	1		1,832	3,819	5,046	4,955
	Net asset value per share	$10.38		$13.03	$13.64	$14.85	$13.35
Class 529-T:	Net assets	$10		$14	$15	$14	$13
	Shares outstanding	1		1	1	1	1
	Net asset value per share	$10.38		$13.13	$13.74	$14.98	$13.48
Class 529-F-1:	Net assets	$11		$14	$11	$11	$11
	Shares outstanding	1		1	1	1	1
	Net asset value per share	$10.38		$13.11	$13.76	$15.01	$13.51
Class 529-F-2:	Net assets	$10		$132,512	$188,409	$257,185	$262,585
	Shares outstanding	1		10,166	13,758	17,209	19,541
	Net asset value per share	$10.38		$13.04	$13.69	$14.94	$13.44
Class 529-F-3:	Net assets	$11		$2,373	$1,575	$1,917	$11
	Shares outstanding	1		182	115	128	1
	Net asset value per share	$10.38		$13.03	$13.68	$14.93	$13.43

See end of statements of assets and liabilities for footnote.

See notes to financial statements.

American Funds College Target Date Series	17

Financial statements (continued)	unaudited

Statements of assets and liabilities at April 30, 2021 (continued)	(dollars and shares in thousands, except per-share amounts)

		College 2024 Fund	College 2021 Fund	College Enrollment Fund

Assets:
Investment securities of affiliated issuers, at value		$2,956,699	$2,279,128	$987,425
Receivables for:
Sales of investments		—	183	298
Sales of fund’s shares		1,817	832	353
Dividends		2,156	1,685	731

Total assets		2,960,672	2,281,828	988,807

Liabilities:
Payables for:
Purchases of investments		3,059	1,685	731
Repurchases of fund’s shares		914	1,015	651
Services provided by related parties		725	578	242
Trustees’ deferred compensation		12	12	8
Other		144	111	48
Total liabilities		4,854	3,401	1,680

Net assets at April 30, 2021		$2,955,818	$2,278,427	$987,127

Net assets consist of:
Capital paid in on shares of beneficial interest		$2,798,489	$2,247,969	$979,503
Total distributable earnings		157,329	30,458	7,624
Net assets at April 30, 2021		$2,955,818	$2,278,427	$987,127
Investment securities of affiliated issuers, at cost		$2,848,863	$2,267,525	$988,508
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class 529-A:	Net assets	$2,307,928	$1,736,166	$766,556
	Shares outstanding	184,934	154,035	76,457
	Net asset value per share	$12.48	$11.27	$10.03
Class 529-C:	Net assets	$253,145	$223,880	$73,303
	Shares outstanding	20,521	20,035	7,268
	Net asset value per share	$12.34	$11.17	$10.09
Class 529-E:	Net assets	$97,465	$83,596	$33,097
	Shares outstanding	7,848	7,452	3,308
	Net asset value per share	$12.42	$11.22	$10.01
Class 529-T:	Net assets	$13	$11	$11
	Shares outstanding	1	1	1
	Net asset value per share	$12.50	$11.28	$10.03
Class 529-F-1:	Net assets	$10	$10	$10
	Shares outstanding	1	1	1
	Net asset value per share	$12.52	$11.29	$10.04
Class 529-F-2:	Net assets	$296,136	$234,754	$114,140
	Shares outstanding	23,754	20,855	11,396
	Net asset value per share	$12.47	$11.26	$10.02
Class 529-F-3:	Net assets	$1,121	$10	$10
	Shares outstanding	90	1	1
	Net asset value per share	$12.46	$11.25	$10.00

*	Amount less than one thousand.

See notes to financial statements.

18	American Funds College Target Date Series

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2021	(dollars in thousands)

	College 2039 Fund[1]		College 2036 Fund	College 2033 Fund	College 2030 Fund	College 2027 Fund

Investment income:
Income:
Dividends from affiliated issuers	$—	[2]	$6,062	$13,168	$23,186	$24,139

Fees and expenses[3]:
Distribution services	—	[2]	1,217	2,436	3,466	3,053
Transfer agent services	—	[2]	445	897	1,293	1,147
529 plan services	—		272	540	775	685
Reports to shareholders	—		6	13	19	17
Registration statement and prospectus	—		53	55	64	61
Trustees’ compensation	—		2	4	5	4
Auditing and legal	—		1	3	4	4
Custodian	—		2	2	2	2
Other	—	[2]	2	3	5	5
Total fees and expenses before reimbursements	—	[2]	2,000	3,953	5,633	4,978
Transfer agent services reimbursements	—	[2]	—	—	—	—	[2]
Total fees and expenses after reimbursements	—	[2]	2,000	3,953	5,633	4,978
Net investment income	—	[2]	4,062	9,215	17,553	19,161

Net realized gain and unrealized appreciation (depreciation):
Net realized gain on sale of investments in affiliated issuers	—	[2]	—	19,205	44,590	22,175
Capital gain distributions received from affiliated issuers	—		11,684	31,505	40,621	35,597
	—	[2]	11,684	50,710	85,211	57,772
Net unrealized appreciation (depreciation) on investments in affiliated issuers	3		142,749	207,896	202,485	105,384
Net realized gain and unrealized appreciation (depreciation)	3		154,433	258,606	287,696	163,156
Net increase (decrease) in net assets resulting from operations	$3		$158,495	$267,821	$305,249	$182,317

See end of statements of operations for footnotes.

See notes to financial statements.

American Funds College Target Date Series	19

Financial statements (continued)	unaudited

Statements of operations for the six months ended April 30, 2021 (continued)	(dollars in thousands)

	College 2024 Fund	College 2021 Fund	College Enrollment Fund

Investment income:
Income:
Dividends from affiliated issuers	$23,938	$12,378	$5,400

Fees and expenses[3]:
Distribution services	4,045	3,391	1,393
Transfer agent services	1,400	1,149	516
529 plan services	838	684	304
Reports to shareholders	21	18	8
Registration statement and prospectus	74	44	16
Trustees’ compensation	5	4	2
Auditing and legal	5	16	2
Custodian	2	2	2
Other	5	4	2
Total fees and expenses before reimbursements	6,395	5,312	2,245
Transfer agent services reimbursements	—	— [2]	— [2]
Total fees and expenses after reimbursements	6,395	5,312	2,245
Net investment income	17,543	7,066	3,155

Net realized gain and unrealized appreciation (depreciation):
Net realized gain on sale of investments in affiliated issuers	24,684	3,518	2,043
Capital gain distributions received from affiliated issuers	54,430	44,111	19,784
	79,114	47,629	21,827
Net unrealized appreciation (depreciation) on investments in affiliated issuers	16,191	(55,864)	(26,813)
Net realized gain and unrealized appreciation (depreciation)	95,305	(8,235)	(4,986)
Net increase (decrease) in net assets resulting from operations	$112,848	$(1,169)	$(1,831)

[1]	For the period March 26, 2021, commencement of operations, through April 30, 2021.
[2]	Amount less than one thousand.
[3]	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

20	American Funds College Target Date Series

Financial statements (continued)

Statements of changes in net assets	(dollars in thousands)

	College 2039 Fund		College 2036 Fund		College 2033 Fund

	Period ended April 30, 2021[1,2]		Six months ended April 30, 2021[2]	Year ended October 31, 2020	Six months ended April 30, 2021[2]	Year ended October 31, 2020

Operations:
Net investment income	$—	[3]	$4,062	$5,789	$9,215	$18,826
Net realized gain	—	[3]	11,684	26,070	50,710	72,867
Net unrealized appreciation (depreciation)	3		142,749	7,696	207,896	14,996
Net increase (decrease) in net assets resulting from operations	3		158,495	39,555	267,821	106,689

Distributions paid to shareholders	—		(35,129)	(10,189)	(100,032)	(57,191)

Net capital share transactions	70		297,344	312,562	287,220	315,012

Total increase (decrease) in net assets	73		420,710	341,928	455,009	364,510

Net assets:
Beginning of period	—		674,985	333,057	1,533,269	1,168,759
End of period	$73		$1,095,695	$674,985	$1,988,278	$1,533,269

	College 2030 Fund		College 2027 Fund		College 2024 Fund

	Six months ended April 30, 2021[2]	Year ended October 31, 2020	Six months ended April 30, 2021[2]	Year ended October 31, 2020	Six months ended April 30, 2021[2]	Year ended October 31, 2020

Operations:
Net investment income	$17,553	$33,566	$19,161	$34,581	$17,543	$39,213
Net realized gain	85,211	82,055	57,772	63,611	79,114	58,282
Net unrealized appreciation (depreciation)	202,485	(5,273)	105,384	(20,611)	16,191	10,283
Net increase (decrease) in net assets resulting from operations	305,249	110,348	182,317	77,581	112,848	107,778

Distributions paid to shareholders	(134,382)	(86,891)	(120,462)	(68,341)	(128,785)	(69,056)

Net capital share transactions	333,849	366,873	322,836	356,464	354,822	468,592

Total increase (decrease) in net assets	504,716	390,330	384,691	365,704	338,885	507,314

Net assets:
Beginning of period	2,290,846	1,900,516	2,079,177	1,713,473	2,616,933	2,109,619
End of period	$2,795,562	$2,290,846	$2,463,868	$2,079,177	$2,955,818	$2,616,933

See end of statements of changes in net assets for footnotes.

See notes to financial statements.

American Funds College Target Date Series	21

Financial statements (continued)

Statements of changes in net assets (continued)	(dollars in thousands)

	College 2021 Fund		College Enrollment Fund

	Six months ended April 30, 2021[2]	Year ended October 31, 2020	Six months ended April 30, 2021[2]	Year ended October 31, 2020
Operations:
Net investment income	$7,066	$27,577	$3,155	$12,961
Net realized gain	47,629	32,584	21,827	13,380
Net unrealized appreciation (depreciation)	(55,864)	45,724	(26,813)	29,235
Net increase (decrease) in net assets resulting from operations	(1,169)	105,885	(1,831)	55,576

Distributions paid to shareholders	(84,289)	(57,822)	(33,664)	(23,087)

Net capital share transactions	62,917	209,610	(48,528)	(102,990)

Total increase (decrease) in net assets	(22,541)	257,673	(84,023)	(70,501)

Net assets:
Beginning of period	2,300,968	2,043,295	1,071,150	1,141,651
End of period	$2,278,427	$2,300,968	$987,127	$1,071,150

[1]	For the period March 26, 2021, commencement of operations, through April 30, 2021.
[2]	Unaudited.
[3]	Amount less than one thousand.

See notes to financial statements.

22	American Funds College Target Date Series

Notes to financial statements	unaudited

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of eight funds (the “funds”) — American Funds College 2039 Fund (“College 2039 Fund”), American Funds College 2036 Fund (“College 2036 Fund”), American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital. As each fund approaches its target date, it will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the College Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 3.50% for all other funds	None (except 1% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Class 529-T*	Up to 2.50%	None	None
Classes 529-F-1, 529-F-2 and 529-F-3	None	None	None
*	Class 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

American Funds College Target Date Series	23

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2021, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that the funds’ investment adviser did not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.

24	American Funds College Target Date Series

Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the underlying funds’ securities could cause the value of

American Funds College Target Date Series	25

the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses.

Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2021, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

26	American Funds College Target Date Series

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; net capital losses; capital losses related to sales of certain securities within 30 days of purchase and deferred expenses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	College	College	College	College	College	College	College	College
	2039	2036	2033	2030	2027	2024	2021	Enrollment
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund
As of October 31, 2020
Undistributed ordinary income		$11,800	$24,612	$26,610	$28,694	$32,771	$22,304	$10,636
Undistributed long-term capital gains		17,528	58,770	75,615	56,491	48,861	26,280	6,902
As of April 30, 2021
Gross unrealized appreciation on investments	$3	164,302	280,288	290,122	166,240	122,135	24,650	5,665
Gross unrealized depreciation on investments	—	(4,179)	(3,626)	(6,997)	(11,828)	(14,299)	(13,173)	(6,901)
Net unrealized appreciation (depreciation) on investments	3	160,123	276,662	283,125	154,412	107,836	11,477	(1,236)
Cost of investments	70	935,822	1,712,156	2,513,414	2,310,143	2,848,863	2,267,651	988,661

No distributions were paid to shareholders of the College 2039 Fund during the period March 26, 2021, commencement of operations, through April 30, 2021. Distributions paid by all other funds were characterized for tax purposes as follows (dollars in thousands):

College 2036 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$14,261		$14,179		$28,440		$4,030		$4,402		$8,432
Class 529-C	790		994		1,784		181		302		483
Class 529-E	348		374		722		105		123		228
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	540		506		1,046
Class 529-F-2†	2,147		1,945		4,092		—		—		—
Class 529-F-3†	49		42		91		—		—		—
Total	$17,595		$17,534		$35,129		$4,856		$5,333		$10,189

See end of tables for footnotes.

American Funds College Target Date Series	27

College 2033 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$34,386		$48,348		$82,734		$18,173		$28,776		$46,949
Class 529-C	1,777		3,635		5,412		1,144		2,856		4,000
Class 529-E	1,028		1,563		2,591		543		950		1,493
Class 529-T	—	*	1		1		—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	1,972		2,777		4,749
Class 529-F-2†	4,019		5,186		9,205		—		—		—
Class 529-F-3†	40		49		89		—		—		—
Total	$41,250		$58,782		$100,032		$21,832		$35,359		$57,191

College 2030 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$49,683		$62,531		$112,214		$33,902		$34,774		$68,676
Class 529-C	1,894		4,458		6,352		3,462		5,139		8,601
Class 529-E	1,484		2,043		3,527		1,116		1,250		2,366
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	3,759		3,489		7,248
Class 529-F-2†	5,652		6,532		12,184		—		—		—
Class 529-F-3†	50		55		105		—		—		—
Total	$58,763		$75,619		$134,382		$42,239		$44,652		$86,891

College 2027 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$52,836		$45,821		$98,657		$30,403		$22,456		$52,859
Class 529-C	2,455		3,485		5,940		3,325		3,544		6,869
Class 529-E	1,650		1,541		3,191		1,020		818		1,838
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	4,055		2,720		6,775
Class 529-F-2†	7,014		5,660		12,674		—		—		—
Class 529-F-3†	—	*	—	*	—	*	—		—		—
Total	$63,955		$56,507		$120,462		$38,803		$29,538		$68,341

College 2024 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
					Total						Total
	Ordinary		Long-term		distributions		Ordinary		Long-term		distributions
Share class	income		capital gains		paid		income		capital gains		paid
Class 529-A	$63,992		$38,145		$102,137		$35,944		$15,779		$51,723
Class 529-C	4,973		4,427		9,400		5,179		3,191		8,370
Class 529-E	2,512		1,611		4,123		1,497		719		2,216
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	4,821		1,926		6,747
Class 529-F-2†	8,394		4,668		13,062		—		—		—
Class 529-F-3†	41		22		63		—		—		—
Total	$79,912		$48,873		$128,785		$47,441		$21,615		$69,056

See end of tables for footnotes.

28	American Funds College Target Date Series

College 2021 Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$45,759		$19,915		$65,674		$31,231		$10,527		$41,758
Class 529-C	3,718		2,786		6,504		5,323		2,661		7,984
Class 529-E	2,061		987		3,048		1,542		573		2,115
Class 529-T	—	*	—	*	—	*	—	*	—	*	—	*
Class 529-F-1	—	*	—	*	—	*	4,572		1,393		5,965
Class 529-F-2†	6,468		2,595		9,063		—		—		—
Class 529-F-3†	—	*	—	*	—	*	—		—		—
Total	$58,006		$26,283		$84,289		$42,668		$15,154		$57,822

College Enrollment Fund

	Six months ended April 30, 2021						Year ended October 31, 2020
Share class	Ordinary income		Long-term capital gains		Total distributions paid		Ordinary income		Long-term capital gains		Total distributions paid
Class 529-A	$21,449		$5,329		$26,778		$16,655		$—		$16,655
Class 529-C	1,033		562		1,595		2,636		—		2,636
Class 529-E	883		241		1,124		800		—		800
Class 529-T	—	*	—	*	—	*	—	*	—		—	*
Class 529-F-1	—	*	—	*	—	*	2,996		—		2,996
Class 529-F-2†	3,390		777		4,167		—		—		—
Class 529-F-3†	—	*	—	*	—	*	—		—		—
Total	$26,755		$6,909		$33,664		$23,087		$—		$23,087

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights table.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class 529-F-2 and 529-F-3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

American Funds College Target Date Series	29

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2021, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended April 30, 2021, CRMC reimbursed transfer agent services fees of less than $1,000 total for College 2039 Class 529-T, 529-F-1 and 529-F-2 shares, College 2027 Class 529-F-3 shares, College 2021 Class 529-F-3 shares and College Enrollment Fund Class 529-F-3 shares. CRMC does not intend to recoup these reimbursements.

Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. Virginia529 is not considered a related party to the fund.

Class-specific expenses under the agreements described in this section for the six months ended April 30, 2021, were as follows (dollars in thousands):

College 2039 Fund*

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$—	†	$—		$—	†
Class 529-C	—	†	—		—	†
Class 529-E	—		—		—	†
Class 529-T	—		—	†	—	†
Class 529-F-1	—		—	†	—	†
Class 529-F-2	Not applicable		—	†	—	†
Class 529-F-3	Not applicable		—		—	†
Total class-specific expenses	$—	†	$—	†	$—	†

College 2036 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$905		$362		$218
Class 529-C	264		25		16
Class 529-E	48		6		6
Class 529-T	—		—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	Not applicable		52		31
Class 529-F-3	Not applicable		—	†	1
Total class-specific expenses	$1,217		$445		$272

See end of tables for footnotes.

30	American Funds College Target Date Series

College 2033 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$1,791		$749		$445
Class 529-C	527		52		32
Class 529-E	118		16		14
Class 529-T	—		—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	Not applicable		80		49
Class 529-F-3	Not applicable		—	†	—	†
Total class-specific expenses	$2,436		$897		$540

College 2030 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$2,583		$1,086		$642
Class 529-C	711		71		43
Class 529-E	172		23		21
Class 529-T	—		—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	Not applicable		113		69
Class 529-F-3	Not applicable		—	†	—	†
Total class-specific expenses	$3,466		$1,293		$775

College 2027 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$2,228		$943		$556
Class 529-C	672		67		41
Class 529-E	153		21		18
Class 529-T	—		—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	Not applicable		116		70
Class 529-F-3	Not applicable		—	†	—	†
Total class-specific expenses	$3,053		$1,147		$685

College 2024 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$2,603		$1,114		$655
Class 529-C	1,215		121		74
Class 529-E	227		31		28
Class 529-T	—		—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	Not applicable		134		81
Class 529-F-3	Not applicable		—	†	—	†
Total class-specific expenses	$4,045		$1,400		$838

College 2021 Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$2,031		$891		$519
Class 529-C	1,151		116		70
Class 529-E	209		29		26
Class 529-T	—		—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	Not applicable		113		69
Class 529-F-3	Not applicable		—	†	—	†
Total class-specific expenses	$3,391		$1,149		$684

College Enrollment Fund

	Distribution		Transfer agent		529 plan
Share class	services		services		services
Class 529-A	$922		$406		$235
Class 529-C	388		41		24
Class 529-E	83		12		10
Class 529-T	—		—	†	—	†
Class 529-F-1	—	†	—	†	—	†
Class 529-F-2	Not applicable		57		35
Class 529-F-3	Not applicable		—	†	—	†
Total class-specific expenses	$1,393		$516		$304

*	For the period March 26, 2021, commencement of operations, through April 30, 2021.
†	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

		Increase in value of		Total trustees’
	Current fees	deferred amounts		compensation
College 2039 Fund	$—	$—		$—
College 2036 Fund	2	—	*	2
College 2033 Fund	3	1		4
College 2030 Fund	4	1		5
College 2027 Fund	3	1		4
College 2024 Fund	4	1		5
College 2021 Fund	3	1		4
College Enrollment Fund	1	1		2

*	Amount less than one thousand.

American Funds College Target Date Series	31

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

8. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2021, as follows (dollars in thousands):

	Purchases	Sales
College 2039 Fund	$70	$—	*
College 2036 Fund	278,082	—
College 2033 Fund	319,479	91,290
College 2030 Fund	447,045	188,934
College 2027 Fund	400,368	142,991
College 2024 Fund	423,555	125,359
College 2021 Fund	134,728	104,941
College Enrollment Fund	33,652	92,885

*	Amount less than one thousand.

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2039 Fund

			Reinvestments of
	Sales		distributions		Repurchases		Net increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Period ended April 30, 2021[1]

Class 529-A	$10	1	$—	—	$—	—	$10	1
Class 529-C	10	1	—	—	—	—	10	1
Class 529-E	10	1	—	—	—	—	10	1
Class 529-T	10	1	—	—	—	—	10	1
Class 529-F-1	10	1	—	—	—	—	10	1
Class 529-F-2	10	1	—	—	—	—	10	1
Class 529-F-3	10	1	—	—	—	—	10	1
Total net increase (decrease)	$70	7	$—	—	$—	—	$70	7

See end of tables for footnotes.

32	American Funds College Target Date Series

College 2036 Fund

				Reinvestments of						Net increase
	Sales[2]			distributions				Repurchases[2]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class 529-A	$206,920	16,505		$28,430		2,344		$(17,936)	(1,433)	$217,414	17,416
Class 529-C	25,627	2,065		1,784		148		(2,726)	(220)	24,685	1,993
Class 529-E	6,451	514		722		60		(728)	(59)	6,445	515
Class 529-T	—	—		1		—	[3]	—	—	1	—	[3]
Class 529-F-1	1	—	[3]	1		—	[3]	(42)	(4)	(40)	(4)
Class 529-F-2	47,723	3,817		4,092		338		(5,164)	(418)	46,651	3,737
Class 529-F-3	2,097	174		91		7		— [3]	— [3]	2,188	181
Total net increase (decrease)	$288,819	23,075		$35,121		2,897		$(26,596)	(2,134)	$297,344	23,838

Year ended October 31, 2020

Class 529-A	$266,109	24,713		$8,433		766		$(22,313)	(2,068)	$252,229	23,411
Class 529-C	21,835	2,018		483		45		(5,986)	(555)	16,332	1,508
Class 529-E	8,564	798		227		21		(2,143)	(196)	6,648	623
Class 529-T	—	—		—	[3]	—	[3]	—	—	— [3]	—	[3]
Class 529-F-1	39,361	3,610		1,046		94		(75,203)	(6,688)	(34,796)	(2,984)
Class 529-F-2[4]	72,139	6,429		—		—		—	—	72,139	6,429
Class 529-F-3[4]	10	1		—		—		—	—	10	1
Total net increase (decrease)	$408,018	37,569		$10,189		926		$(105,645)	(9,507)	$312,562	28,988

College 2033 Fund

			Reinvestments of					Net increase
	Sales[2]		distributions			Repurchases[2]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class 529-A	$200,264	14,998	$82,708	6,406		$(45,712)	(3,422)	$237,260	17,982
Class 529-C	10,864	823	5,408	422		(16,732)	(1,264)	(460)	(19)
Class 529-E	6,174	465	2,591	202		(1,282)	(97)	7,483	570
Class 529-T	—	—	1	—	[3]	—	—	1	— [3]
Class 529-F-1	—	—	1	—	[3]	(13)	(1)	(12)	(1)
Class 529-F-2	38,466	2,882	9,206	714		(6,240)	(467)	41,432	3,129
Class 529-F-3	1,427	107	89	7		—	—	1,516	114
Total net increase (decrease)	$257,195	19,275	$100,004	7,751		$(69,979)	(5,251)	$287,220	21,775

Year ended October 31, 2020

Class 529-A	$287,542	23,874	$46,946	3,902		$(63,889)	(5,347)	$270,599	22,429
Class 529-C	22,427	1,896	3,999	335		(25,827)	(2,134)	599	97
Class 529-E	9,964	835	1,494	125		(3,746)	(309)	7,712	651
Class 529-T	—	—	1	—	[3]	—	—	1	— [3]
Class 529-F-1	36,586	3,030	4,748	393		(137,474)	(11,007)	(96,140)	(7,584)
Class 529-F-2[4]	132,231	10,629	—	—		—	—	132,231	10,629
Class 529-F-3[4]	10	1	—	—		—	—	10	1
Total net increase (decrease)	$488,760	40,265	$57,188	4,755		$(230,936)	(18,797)	$315,012	26,223

See end of tables for footnotes.

American Funds College Target Date Series	33

College 2030 Fund

			Reinvestments of					Net increase
	Sales[2]		distributions			Repurchases[2]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class 529-A	$237,404	16,198	$112,188	7,895		$(70,096)	(4,786)	$279,496	19,307
Class 529-C	15,115	1,043	6,351	451		(25,933)	(1,787)	(4,467)	(293)
Class 529-E	7,401	509	3,526	250		(2,294)	(158)	8,633	601
Class 529-T	—	—	1	—	[3]	—	—	1	—	[3]
Class 529-F-1	—	—	1	—	[3]	(4)	— [3]	(3)	—	[3]
Class 529-F-2	45,155	3,084	12,185	859		(9,025)	(617)	48,315	3,326
Class 529-F-3	1,830	124	105	7		(61)	(4)	1,874	127
Total net increase (decrease)	$306,905	20,958	$134,357	9,462		$(107,413)	(7,352)	$333,849	23,068

Year ended October 31, 2020

Class 529-A	$425,137	30,810	$68,671	5,002		$(99,111)	(7,238)	$394,697	28,574
Class 529-C	37,728	2,797	8,600	635		(126,656)	(9,267)	(80,328)	(5,835)
Class 529-E	11,955	877	2,366	173		(6,006)	(443)	8,315	607
Class 529-T	—	—	1	—	[3]	—	—	1	—	[3]
Class 529-F-1	47,563	3,448	7,248	526		(204,850)	(14,596)	(150,039)	(10,622)
Class 529-F-2[4]	194,217	13,883	—	—		—	—	194,217	13,883
Class 529-F-3[4]	10	1	—	—		—	—	10	1
Total net increase (decrease)	$716,610	51,816	$86,886	6,336		$(436,623)	(31,544)	$366,873	26,608

College 2027 Fund

			Reinvestments of						Net increase
	Sales[2]		distributions				Repurchases[2]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class 529-A	$229,943	17,294	$98,612		7,603		$(72,323)	(5,444)	$256,232	19,453
Class 529-C	21,450	1,630	5,938		461		(21,936)	(1,661)	5,452	430
Class 529-E	6,916	524	3,190		248		(2,691)	(204)	7,415	568
Class 529-T	—	—	1		—	[3]	—	—	1	—	[3]
Class 529-F-1	—	—	1		—	[3]	(4)	— [3]	(3)	—	[3]
Class 529-F-2	50,628	3,811	12,671		978		(9,561)	(721)	53,738	4,068
Class 529-F-3	—	—	1		—	[3]	—	—	1	—	[3]
Total net increase (decrease)	$308,937	23,259	$120,414		9,290		$(106,515)	(8,030)	$322,836	24,519

Year ended October 31, 2020

Class 529-A	$426,536	32,834	$52,833		4,112		$(102,906)	(8,004)	$376,463	28,942
Class 529-C	43,991	3,454	6,869		540		(125,586)	(9,801)	(74,726)	(5,807)
Class 529-E	12,331	958	1,838		144		(4,640)	(359)	9,529	743
Class 529-T	—	—	—	[3]	—	[3]	—	—	— [3]	—	[3]
Class 529-F-1	54,176	4,151	6,773		525		(218,609)	(16,607)	(157,660)	(11,931)
Class 529-F-2[4]	202,848	15,473	—		—		—	—	202,848	15,473
Class 529-F-3[4]	10	1	—		—		—	—	10	1
Total net increase (decrease)	$739,892	56,871	$68,313		5,321		$(451,741)	(34,771)	$356,464	27,421

See end of tables for footnotes.

34	American Funds College Target Date Series

College 2024 Fund

					Reinvestments of						Net increase
	Sales[2]				distributions				Repurchases[2]		(decrease)
Share class	Amount		Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class 529-A	$272,310		21,807		$102,089		8,300		$(98,622)	(7,905)	$275,777	22,202
Class 529-C	39,635		3,209		9,395		771		(33,850)	(2,737)	15,180	1,243
Class 529-E	11,323		912		4,121		337		(3,617)	(292)	11,827	957
Class 529-T	—		—		1		—	[3]	—	—	1	— [3]
Class 529-F-1	—	[3]	—	[3]	1		—	[3]	(10)	(1)	(9)	(1)
Class 529-F-2	50,467		4,046		13,059		1,063		(12,624)	(1,010)	50,902	4,099
Class 529-F-3	1,257		98		63		5		(176)	(14)	1,144	89
Total net increase (decrease)	$374,992		30,072		$128,729		10,476		$(148,899)	(11,959)	$354,822	28,589

Year ended October 31, 2020

Class 529-A	$569,296		45,815		$51,708		4,259		$(148,351)	(12,014)	$472,653	38,060
Class 529-C	85,871		7,052		8,369		697		(168,807)	(13,745)	(74,567)	(5,996)
Class 529-E	19,628		1,591		2,215		183		(7,208)	(585)	14,635	1,189
Class 529-T	—		—		—	[3]	—	[3]	—	—	— [3]	— [3]
Class 529-F-1	69,869		5,607		6,747		555		(267,823)	(21,240)	(191,207)	(15,078)
Class 529-F-2[4]	247,068		19,655		—		—		—	—	247,068	19,655
Class 529-F-3[4]	10		1		—		—		—	—	10	1
Total net increase (decrease)	$991,742		79,721		$69,039		5,694		$(592,189)	(47,584)	$468,592	37,831

College 2021 Fund

			Reinvestments of						Net increase
	Sales[2]		distributions				Repurchases[2]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class 529-A	$158,210	13,841	$65,660		5,785		$(164,930)	(14,434)	$58,940	5,192
Class 529-C	24,870	2,194	6,494		576		(46,789)	(4,130)	(15,425)	(1,360)
Class 529-E	7,450	655	3,047		269		(9,951)	(876)	546	48
Class 529-T	—	—	—	[3]	—	[3]	—	—	— [3]	—	[3]
Class 529-F-1	—	—	—	[3]	—	[3]	(3)	— [3]	(3)	—	[3]
Class 529-F-2	30,891	2,706	9,063		800		(21,095)	(1,845)	18,859	1,661
Class 529-F-3	—	—	—	[3]	—	[3]	—	—	— [3]	—	[3]
Total net increase (decrease)	$221,421	19,396	$84,264		7,430		$(242,768)	(21,285)	$62,917	5,541

Year ended October 31, 2020

Class 529-A	$500,871	43,333	$41,755		3,738		$(254,524)	(22,056)	$288,102	25,015
Class 529-C	79,386	7,004	7,983		722		(204,851)	(17,895)	(117,482)	(10,169)
Class 529-E	18,896	1,652	2,115		190		(14,414)	(1,254)	6,597	588
Class 529-T	—	—	—	[3]	—	[3]	—	—	— [3]	—	[3]
Class 529-F-1	56,678	4,905	5,964		532		(255,017)	(21,730)	(192,375)	(16,293)
Class 529-F-2[4]	224,758	19,194	—		—		—	—	224,758	19,194
Class 529-F-3[4]	10	1	—		—		—	—	10	1
Total net increase (decrease)	$880,599	76,089	$57,817		5,182		$(728,806)	(62,935)	$209,610	18,336

See end of tables for footnotes.

American Funds College Target Date Series	35

College Enrollment Fund

			Reinvestments of						Net (decrease)
	Sales[2]		distributions				Repurchases[2]		increase
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2021

Class 529-A	$85,661	8,438	$26,743		2,648		$(139,006)	(13,675)	$(26,602)	(2,589)
Class 529-C	10,159	997	1,593		156		(28,825)	(2,821)	(17,073)	(1,668)
Class 529-E	2,988	295	1,122		111		(7,542)	(742)	(3,432)	(336)
Class 529-T	—	—	—	[3]	—	[3]	—	—	— [3]	— [3]
Class 529-F-1	—	—	—	[3]	—	[3]	(62)	(6)	(62)	(6)
Class 529-F-2	14,307	1,409	4,166		413		(19,832)	(1,950)	(1,359)	(128)
Class 529-F-3	—	—	—	[3]	—	[3]	—	—	— [3]	— [3]
Total net increase (decrease)	$113,115	11,139	$33,624		3,328		$(195,267)	(19,194)	$(48,528)	(4,727)

Year ended October 31, 2020

Class 529-A	$286,429	27,927	$16,650		1,689		$(272,550)	(26,745)	$30,529	2,871
Class 529-C	35,923	3,546	2,634		267		(157,736)	(15,427)	(119,179)	(11,614)
Class 529-E	10,707	1,052	799		81		(17,380)	(1,713)	(5,874)	(580)
Class 529-T	—	—	—	[3]	—	[3]	—	—	— [3]	— [3]
Class 529-F-1	32,597	3,185	2,996		304		(163,797)	(15,795)	(128,204)	(12,306)
Class 529-F-2[4]	119,728	11,524	—		—		—	—	119,728	11,524
Class 529-F-3[4]	10	1	—		—		—	—	10	1
Total net increase (decrease)	$485,394	47,235	$23,079		2,341		$(611,463)	(59,680)	$(102,990)	(10,104)

[1]	For the period March 26, 2021, commencement of operations, through April 30, 2021.
[2]	Includes exchanges between share classes of the fund.
[3]	Amount less than one thousand.
[4]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Ownership concentration

At April 30, 2021, CRMC held aggregate ownership of 100% of the outstanding shares of College 2039 Fund. The ownership represents the seed money invested in the fund when it began operations on March 26, 2021.

11. Subsequent event

College 2021 Fund merged into College Enrollment Fund on May 21, 2021.

36	American Funds College Target Date Series

Financial highlights

College 2039 Fund

												Ratio of		Ratio of
		Income from investment operations[1]										expenses to		expenses to				Ratio of
	Net asset	Net		Net gains on		Dividends						average net		average net				net (loss)
	value,	investment		securities (both	Total from	(from net	Net asset			Net assets,		assets before		assets after		Net effective		income
	beginning	(loss)		realized and	investment	investment	value, end	Total		end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	income		unrealized)	operations	income)	of period	return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class 529-A:
4/30/2021[6,7,8]	$10.00	$—	[9]	$.38	$.38	$—	$10.38	3.80%[10,11]		$—	[12]	.02%[10,11]		.02%[10,11]		.42%[10,11]		(.01)%[10,11]
Class 529-C:
4/30/2021[6,7,8]	10.00	—	[9]	.38	.38	—	10.38	3.80	[10,11]	—	[12]	.01	[10,11]	.01	[10,11]	.41	[10,11]	—	[10,11,13]
Class 529-E:
4/30/2021[6,7,8]	10.00	—	[9]	.38	.38	—	10.38	3.80	[10,11]	—	[12]	.01	[10,11]	.01	[10,11]	.41	[10,11]	—	[10,11,13]
Class 529-T:
4/30/2021[6,7,8]	10.00	—	[9]	.38	.38	—	10.38	3.80	[10,11]	—	[12]	.02	[10,11]	.01	[10,11]	.41	[10,11]	(.01)[10,11]
Class 529-F-1:
4/30/2021[6,7,8]	10.00	—	[9]	.38	.38	—	10.38	3.80	[10,11]	—	[12]	.02	[10,11]	.01	[10,11]	.41	[10,11]	—	[10,11,13]
Class 529-F-2:
4/30/2021[6,7,8]	10.00	—	[9]	.38	.38	—	10.38	3.80	[10]	—	[12]	.02	[10]	.01	[10]	.41	[10]	—	[10,13]
Class 529-F-3:
4/30/2021[6,7,8]	10.00	—	[9]	.38	.38	—	10.38	3.80	[10]	—	[12]	.01	[10]	.01	[10]	.41	[10]	—	[10,13]

See end of tables for footnotes.

American Funds College Target Date Series	37

Financial highlights (continued)

College 2036 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net
	Net asset		securities		Dividends		Total	Net asset					assets before		assets after		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,			Net assets,		waivers/		waivers/		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end			end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	Total return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class 529-A:
4/30/2021[6,7]	$11.22	$.06	$2.30	$2.36	$(.14)	$(.39)	$(.53)	$13.05	21.46%[10]		$869		.42%[14]		.42%[14]		.78%[14]		.92%[14]
10/31/2020	10.68	.12	.71	.83	(.14)	(.15)	(.29)	11.22	7.80		552		.48		.48		.85		1.15
10/31/2019	9.71	.15	.93	1.08	(.09)	(.02)	(.11)	10.68	11.33		275		.51		.51		.89		1.51
10/31/2018[7,15]	10.00	.09	(.38)	(.29)	—	—	—	9.71	(2.90)[10]		73		.56	[14]	.50	[14]	.89	[14]	1.27	[14]
Class 529-C:
4/30/2021[6,7]	11.10	.01	2.29	2.30	(.09)	(.39)	(.48)	12.92	21.04	[10]	68		1.17	[14]	1.17	[14]	1.53	[14]	.16	[14]
10/31/2020	10.59	.05	.70	.75	(.09)	(.15)	(.24)	11.10	7.12		36		1.18		1.18		1.55		.48
10/31/2019	9.67	.08	.92	1.00	(.06)	(.02)	(.08)	10.59	10.48		18		1.20		1.20		1.58		.83
10/31/2018[7,15]	10.00	.05	(.38)	(.33)	—	—	—	9.67	(3.30)[10]		6		1.25	[14]	1.19	[14]	1.58	[14]	.66	[14]
Class 529-E:
4/30/2021[6,7]	11.20	.04	2.30	2.34	(.12)	(.39)	(.51)	13.03	21.30	[10]	24		.64	[14]	.64	[14]	1.00	[14]	.69	[14]
10/31/2020	10.67	.11	.70	.81	(.13)	(.15)	(.28)	11.20	7.60		15		.65		.65		1.02		1.00
10/31/2019	9.70	.14	.93	1.07	(.08)	(.02)	(.10)	10.67	11.19		8		.67		.67		1.05		1.36
10/31/2018[7,15]	10.00	.09	(.39)	(.30)	—	—	—	9.70	(3.00)[10]		2		.86	[14]	.68	[14]	1.07	[14]	1.23	[14]
Class 529-T:
4/30/2021[6,7]	11.29	.07	2.32	2.39	(.16)	(.39)	(.55)	13.13	21.57	[10,11]	—	[12]	.20	[11,14]	.20	[11,14]	.56	[11,14]	1.16	[11,14]
10/31/2020	10.73	.16	.70	.86	(.15)	(.15)	(.30)	11.29	8.06	[11]	—	[12]	.23	[11]	.23	[11]	.60	[11]	1.50	[11]
10/31/2019	9.72	.19	.93	1.12	(.09)	(.02)	(.11)	10.73	11.66	[11]	—	[12]	.26	[11]	.26	[11]	.64	[11]	1.89	[11]
10/31/2018[7,15]	10.00	.11	(.39)	(.28)	—	—	—	9.72	(2.80)[10,11]		—	[12]	.71	[11,14]	.31	[11,14]	.70	[11,14]	1.49	[11,14]
Class 529-F-1:
4/30/2021[6,7]	11.28	.07	2.31	2.38	(.16)	(.39)	(.55)	13.11	21.53	[10,11]	—	[12]	.19	[11,14]	.19	[11,14]	.55	[11,14]	1.06	[11,14]
10/31/2020	10.72	.16	.71	.87	(.16)	(.15)	(.31)	11.28	8.17	[11]	—	[12]	.18	[11]	.18	[11]	.55	[11]	1.43	[11]
10/31/2019	9.73	.18	.94	1.12	(.11)	(.02)	(.13)	10.72	11.67		32		.20		.20		.58		1.80
10/31/2018[7,15]	10.00	.12	(.39)	(.27)	—	—	—	9.73	(2.70)[10]		8		.26	[14]	.19	[14]	.58	[14]	1.55	[14]
Class 529-F-2:
4/30/2021[6,7]	11.22	.07	2.31	2.38	(.17)	(.39)	(.56)	13.04	21.63	[10]	133		.17	[14]	.17	[14]	.53	[14]	1.16	[14]
10/31/2020[7,16]	11.22	—	—	—	—	—	—	11.22	—		72		—		—		—		—
Class 529-F-3:
4/30/2021[6,7]	11.22	.08	2.30	2.38	(.18)	(.39)	(.57)	13.03	21.65	[10]	2		.08	[14]	.08	[14]	.44	[14]	1.35	[14]
10/31/2020[7,16]	11.22	—	—	—	—	—	—	11.22	—		—	[12]	—		—		—		—

See end of tables for footnotes.

38	American Funds College Target Date Series

Financial highlights (continued)

College 2033 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net
	Net asset		securities		Dividends		Total	Net asset					assets before		assets after		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,			Net assets,		waivers/		waivers/		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end			end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	Total return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class 529-A:
4/30/2021[6,7]	$12.44	$.07	$1.99	$2.06	$(.23)	$(.56)	$(.79)	$13.71	16.97%[10]		$1,638		.41%[14]		.41%[14]		.74%[14]		1.05%[14]
10/31/2020	12.04	.17	.80	.97	(.21)	(.36)	(.57)	12.44	8.22		1,263		.42		.42		.76		1.42
10/31/2019	11.33	.20	.97	1.17	(.17)	(.29)	(.46)	12.04	10.95		952		.45		.45		.81		1.76
10/31/2018	11.67	.18	(.27)	(.09)	(.13)	(.12)	(.25)	11.33	(.78)		655		.43		.43		.81		1.49
10/31/2017	10.10	.17	1.63	1.80	(.14)	(.09)	(.23)	11.67	18.15		428		.34		.34		.73		1.53
10/31/2016	9.89	.15	.16	.31	(.10)	—	(.10)	10.10	3.13		166		.41		.39		.79		1.54
Class 529-C:
4/30/2021[6,7]	12.27	.02	1.96	1.98	(.13)	(.56)	(.69)	13.56	16.46	[10]	108		1.16	[14]	1.16	[14]	1.49	[14]	.30	[14]
10/31/2020	11.88	.08	.80	.88	(.13)	(.36)	(.49)	12.27	7.53		98		1.17		1.17		1.51		.71
10/31/2019	11.18	.12	.96	1.08	(.09)	(.29)	(.38)	11.88	10.13		94		1.18		1.18		1.54		1.03
10/31/2018	11.53	.09	(.27)	(.18)	(.05)	(.12)	(.17)	11.18	(1.58)		73		1.20		1.20		1.58		.72
10/31/2017	10.00	.07	1.63	1.70	(.08)	(.09)	(.17)	11.53	17.23		58		1.20		1.20		1.59		.70
10/31/2016	9.85	.07	.15	.22	(.07)	—	(.07)	10.00	2.21		29		1.24		1.22		1.62		.72
Class 529-E:
4/30/2021[6,7]	12.37	.06	1.98	2.04	(.21)	(.56)	(.77)	13.64	16.85	[10]	52		.63	[14]	.63	[14]	.96	[14]	.83	[14]
10/31/2020	11.98	.14	.79	.93	(.18)	(.36)	(.54)	12.37	7.99		40		.64		.64		.98		1.21
10/31/2019	11.28	.18	.96	1.14	(.15)	(.29)	(.44)	11.98	10.69		31		.66		.66		1.02		1.55
10/31/2018	11.62	.15	(.26)	(.11)	(.11)	(.12)	(.23)	11.28	(1.01)		21		.67		.67		1.05		1.26
10/31/2017	10.06	.13	1.64	1.77	(.12)	(.09)	(.21)	11.62	17.87		13		.67		.67		1.06		1.19
10/31/2016	9.88	.13	.14	.27	(.09)	—	(.09)	10.06	2.78		5		.71		.69		1.09		1.29
Class 529-T:
4/30/2021[6,7]	12.48	.08	2.00	2.08	(.26)	(.56)	(.82)	13.74	17.03	[10,11]	—	[12]	.20	[11,14]	.20	[11,14]	.53	[11,14]	1.26	[11,14]
10/31/2020	12.07	.20	.80	1.00	(.23)	(.36)	(.59)	12.48	8.46	[11]	—	[12]	.21	[11]	.21	[11]	.55	[11]	1.66	[11]
10/31/2019	11.35	.23	.97	1.20	(.19)	(.29)	(.48)	12.07	11.19	[11]	—	[12]	.24	[11]	.24	[11]	.60	[11]	1.99	[11]
10/31/2018	11.67	.20	(.26)	(.06)	(.14)	(.12)	(.26)	11.35	(.52)[11]		—	[12]	.25	[11]	.25	[11]	.63	[11]	1.68	[11]
10/31/2017[7,17]	10.61	.08	.98	1.06	—	—	—	11.67	9.99	[10,11]	—	[12]	.23	[11,14]	.23	[11,14]	.62	[11,14]	1.34	[11,14]
Class 529-F-1:
4/30/2021[6,7]	12.51	.08	2.01	2.09	(.28)	(.56)	(.84)	13.76	17.08	[10,11]	—	[12]	.19	[11,14]	.19	[11,14]	.52	[11,14]	1.25	[11,14]
10/31/2020	12.10	.20	.80	1.00	(.23)	(.36)	(.59)	12.51	8.51	[11]	—	[12]	.18	[11]	.18	[11]	.52	[11]	1.66	[11]
10/31/2019	11.38	.23	.98	1.21	(.20)	(.29)	(.49)	12.10	11.29		92		.19		.19		.55		2.02
10/31/2018	11.71	.20	(.26)	(.06)	(.15)	(.12)	(.27)	11.38	(.59)		61		.20		.20		.58		1.72
10/31/2017	10.12	.18	1.65	1.83	(.15)	(.09)	(.24)	11.71	18.42		33		.20		.20		.59		1.67
10/31/2016	9.91	.17	.14	.31	(.10)	—	(.10)	10.12	3.21		13		.24		.22		.62		1.77
Class 529-F-2:
4/30/2021[6,7]	12.44	.09	1.98	2.07	(.26)	(.56)	(.82)	13.69	17.06	[10]	188		.17	[14]	.17	[14]	.50	[14]	1.29	[14]
10/31/2020[7,16]	12.44	—	—	—	—	—	—	12.44	—		132		—		—		—		—
Class 529-F-3:
4/30/2021[6,7]	12.44	.10	1.98	2.08	(.28)	(.56)	(.84)	13.68	17.12	[10]	2		.07	[14]	.07	[14]	.40	[14]	1.50	[14]
10/31/2020[7,16]	12.44	—	—	—	—	—	—	12.44	—		—	[12]	—		—		—		—

See end of tables for footnotes.

American Funds College Target Date Series	39

Financial highlights (continued)

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net
	Net asset		securities		Dividends		Total	Net asset					assets before		assets after		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,			Net assets,		waivers/		waivers/		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end			end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	Total return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class 529-A:
4/30/2021[6,7]	$13.99	$.10	$1.68	$1.78	$(.35)	$(.46)	$(.81)	$14.96	13.03%[10]		$2,316		.41%[14]		.41%[14]		.71%[14]		1.39%[14]
10/31/2020	13.86	.23	.52	.75	(.27)	(.35)	(.62)	13.99	5.53		1,896		.42		.42		.74		1.64
10/31/2019	13.32	.26	1.07	1.33	(.22)	(.57)	(.79)	13.86	10.81		1,482		.44		.44		.78		1.95
10/31/2018	13.83	.23	(.23)	— [9]	(.18)	(.33)	(.51)	13.32	(.07)		1,133		.43		.43		.79		1.65
10/31/2017	12.63	.20	1.52	1.72	(.20)	(.32)	(.52)	13.83	14.16		931		.41		.41		.78		1.55
10/31/2016	12.70	.19	.22	.41	(.18)	(.30)	(.48)	12.63	3.42		643		.42		.41		.79		1.57
Class 529-C:
4/30/2021[6,7]	13.72	.05	1.65	1.70	(.18)	(.46)	(.64)	14.78	12.65	[10]	146		1.15	[14]	1.15	[14]	1.45	[14]	.64	[14]
10/31/2020	13.61	.13	.51	.64	(.18)	(.35)	(.53)	13.72	4.74		139		1.16		1.16		1.48		.97
10/31/2019	13.09	.16	1.05	1.21	(.12)	(.57)	(.69)	13.61	9.94		218		1.18		1.18		1.52		1.21
10/31/2018	13.60	.12	(.22)	(.10)	(.08)	(.33)	(.41)	13.09	(.82)		185		1.19		1.19		1.55		.87
10/31/2017	12.44	.10	1.49	1.59	(.11)	(.32)	(.43)	13.60	13.23		174		1.20		1.20		1.57		.77
10/31/2016	12.53	.09	.22	.31	(.10)	(.30)	(.40)	12.44	2.56		132		1.23		1.22		1.60		.77
Class 529-E:
4/30/2021[6,7]	13.88	.08	1.67	1.75	(.32)	(.46)	(.78)	14.85	12.89	[10]	75		.63	[14]	.63	[14]	.93	[14]	1.16	[14]
10/31/2020	13.76	.19	.53	.72	(.25)	(.35)	(.60)	13.88	5.29		62		.64		.64		.96		1.43
10/31/2019	13.23	.23	1.06	1.29	(.19)	(.57)	(.76)	13.76	10.56		53		.65		.65		.99		1.74
10/31/2018	13.75	.19	(.23)	(.04)	(.15)	(.33)	(.48)	13.23	(.35)		41		.66		.66		1.02		1.41
10/31/2017	12.56	.17	1.51	1.68	(.17)	(.32)	(.49)	13.75	13.89		33		.66		.66		1.03		1.30
10/31/2016	12.64	.16	.22	.38	(.16)	(.30)	(.46)	12.56	3.13		22		.70		.68		1.06		1.29
Class 529-T:
4/30/2021[6,7]	14.01	.12	1.68	1.80	(.37)	(.46)	(.83)	14.98	13.20	[10,11]	—	[12]	.19	[11,14]	.19	[11,14]	.49	[11,14]	1.61	[11,14]
10/31/2020	13.88	.26	.52	.78	(.30)	(.35)	(.65)	14.01	5.70	[11]	—	[12]	.21	[11]	.21	[11]	.53	[11]	1.86	[11]
10/31/2019	13.33	.29	1.07	1.36	(.24)	(.57)	(.81)	13.88	11.07	[11]	—	[12]	.24	[11]	.24	[11]	.58	[11]	2.16	[11]
10/31/2018	13.85	.25	(.23)	.02	(.21)	(.33)	(.54)	13.33	.05	[11]	—	[12]	.24	[11]	.24	[11]	.60	[11]	1.82	[11]
10/31/2017[7,17]	12.82	.11	.92	1.03	—	—	—	13.85	8.03	[10,11]	—	[12]	.23	[11,14]	.23	[11,14]	.60	[11,14]	1.48	[11,14]
Class 529-F-1:
4/30/2021[6,7]	14.06	.12	1.69	1.81	(.40)	(.46)	(.86)	15.01	13.18	[10,11]	—	[12]	.19	[11,14]	.19	[11,14]	.49	[11,14]	1.55	[11,14]
10/31/2020	13.93	.26	.53	.79	(.31)	(.35)	(.66)	14.06	5.74	[11]	—	[12]	.17	[11]	.17	[11]	.49	[11]	1.88	[11]
10/31/2019	13.38	.29	1.08	1.37	(.25)	(.57)	(.82)	13.93	11.14		148		.19		.19		.53		2.20
10/31/2018	13.89	.26	(.23)	.03	(.21)	(.33)	(.54)	13.38	.13		103		.19		.19		.55		1.87
10/31/2017	12.68	.23	1.52	1.75	(.22)	(.32)	(.54)	13.89	14.39		72		.20		.20		.57		1.76
10/31/2016	12.75	.22	.21	.43	(.20)	(.30)	(.50)	12.68	3.55		42		.23		.21		.59		1.76
Class 529-F-2:
4/30/2021[6,7]	13.99	.12	1.67	1.79	(.38)	(.46)	(.84)	14.94	13.13	[10]	257		.17	[14]	.17	[14]	.47	[14]	1.63	[14]
10/31/2020[7,16]	13.99	—	—	—	—	—	—	13.99	—		194		—		—		—		—
Class 529-F-3:
4/30/2021[6,7]	13.99	.13	1.67	1.80	(.40)	(.46)	(.86)	14.93	13.21	[10]	2		.07	[14]	.07	[14]	.37	[14]	1.80	[14]
10/31/2020[7,16]	13.99	—	—	—	—	—	—	13.99	—		—	[12]	—		—		—		—

See end of tables for footnotes.

40	American Funds College Target Date Series

Financial highlights (continued)

College 2027 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
			Net gains										expenses to		expenses to
			(losses) on										average net		average net
	Net asset		securities		Dividends		Total	Net asset					assets before		assets after		Net		Ratio of
	value,	Net	(both	Total from	(from net	Distributions	dividends	value,			Net assets,		waivers/		waivers/		effective		net income
	beginning	investment	realized and	investment	investment	(from capital	and	end			end of period		reimburse-		reimburse-		expense		to average
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	Total return[2,3]		(in millions)		ments[4]		ments[3,4]		ratio[3,5,6]		net assets[3]
Class 529-A:
4/30/2021[6,7]	$13.11	$.11	$.98	$1.09	$(.39)	$(.36)	$(.75)	$13.45	8.52%[10]		$1,993		.41%[14]		.41%[14]		.66%[14]		1.71%[14]
10/31/2020	13.06	.24	.32	.56	(.29)	(.22)	(.51)	13.11	4.39		1,687		.42		.42		.69		1.86
10/31/2019	12.42	.27	.93	1.20	(.23)	(.33)	(.56)	13.06	10.23		1,303		.44		.44		.73		2.15
10/31/2018	12.92	.24	(.24)	—	(.19)	(.31)	(.50)	12.42	(.11)		969		.43		.43		.75		1.91
10/31/2017	12.17	.20	1.06	1.26	(.19)	(.32)	(.51)	12.92	10.76		777		.41		.41		.76		1.65
10/31/2016	12.26	.20	.23	.43	(.19)	(.33)	(.52)	12.17	3.70		537		.44		.42		.78		1.64
Class 529-C:
4/30/2021[6,7]	12.88	.06	.97	1.03	(.23)	(.36)	(.59)	13.32	8.18	[10]	142		1.15	[14]	1.15	[14]	1.40	[14]	.96	[14]
10/31/2020	12.85	.15	.30	.45	(.20)	(.22)	(.42)	12.88	3.57		132		1.16		1.16		1.43		1.21
10/31/2019	12.22	.18	.92	1.10	(.14)	(.33)	(.47)	12.85	9.46		206		1.18		1.18		1.47		1.41
10/31/2018	12.72	.14	(.24)	(.10)	(.09)	(.31)	(.40)	12.22	(.89)		177		1.19		1.19		1.51		1.14
10/31/2017	11.99	.11	1.05	1.16	(.11)	(.32)	(.43)	12.72	9.97		167		1.19		1.19		1.54		.87
10/31/2016	12.10	.10	.23	.33	(.11)	(.33)	(.44)	11.99	2.86		128		1.23		1.22		1.58		.85
Class 529-E:
4/30/2021[6,7]	13.00	.10	.97	1.07	(.36)	(.36)	(.72)	13.35	8.43	[10]	66		.63	[14]	.63	[14]	.88	[14]	1.48	[14]
10/31/2020	12.96	.21	.32	.53	(.27)	(.22)	(.49)	13.00	4.16		57		.64		.64		.91		1.65
10/31/2019	12.33	.24	.93	1.17	(.21)	(.33)	(.54)	12.96	10.01		47		.65		.65		.94		1.94
10/31/2018	12.83	.21	(.24)	(.03)	(.16)	(.31)	(.47)	12.33	(.35)		35		.66		.66		.98		1.69
10/31/2017	12.09	.17	1.05	1.22	(.16)	(.32)	(.48)	12.83	10.51		27		.66		.66		1.01		1.40
10/31/2016	12.19	.16	.23	.39	(.16)	(.33)	(.49)	12.09	3.44		20		.70		.68		1.04		1.39
Class 529-T:
4/30/2021[6,7]	13.14	.13	.98	1.11	(.41)	(.36)	(.77)	13.48	8.67	[10,11]	—	[12]	.20	[11,14]	.20	[11,14]	.45	[11,14]	1.92	[11,14]
10/31/2020	13.09	.27	.31	.58	(.31)	(.22)	(.53)	13.14	4.56	[11]	—	[12]	.22	[11]	.22	[11]	.49	[11]	2.08	[11]
10/31/2019	12.44	.30	.93	1.23	(.25)	(.33)	(.58)	13.09	10.49	[11]	—	[12]	.23	[11]	.23	[11]	.52	[11]	2.36	[11]
10/31/2018	12.94	.27	(.25)	.02	(.21)	(.31)	(.52)	12.44	.08	[11]	—	[12]	.24	[11]	.24	[11]	.56	[11]	2.09	[11]
10/31/2017[7,17]	12.18	.12	.64	.76	—	—	—	12.94	6.24	[10,11]	—	[12]	.23	[11,14]	.23	[11,14]	.58	[11,14]	1.67	[11,14]
Class 529-F-1:
4/30/2021[6,7]	13.19	.13	.98	1.11	(.43)	(.36)	(.79)	13.51	8.66	[10,11]	—	[12]	.20	[11,14]	.20	[11,14]	.45	[11,14]	1.83	[11,14]
10/31/2020	13.14	.27	.32	.59	(.32)	(.22)	(.54)	13.19	4.60	[11]	—	[12]	.17	[11]	.17	[11]	.44	[11]	2.11	[11]
10/31/2019	12.49	.30	.94	1.24	(.26)	(.33)	(.59)	13.14	10.55		157		.19		.19		.48		2.40
10/31/2018	12.98	.27	(.24)	.03	(.21)	(.31)	(.52)	12.49	.17		112		.19		.19		.51		2.15
10/31/2017	12.22	.23	1.06	1.29	(.21)	(.32)	(.53)	12.98	11.02		75		.20		.20		.55		1.86
10/31/2016	12.31	.22	.23	.45	(.21)	(.33)	(.54)	12.22	3.87		43		.23		.21		.57		1.86
Class 529-F-2:
4/30/2021[6,7]	13.11	.13	.98	1.11	(.42)	(.36)	(.78)	13.44	8.68	[10]	263		.17	[14]	.17	[14]	.42	[14]	1.94	[14]
10/31/2020[7,16]	13.11	—	—	—	—	—	—	13.11	—		203		—		—		—		—
Class 529-F-3:
4/30/2021[6,7]	13.11	.14	.98	1.12	(.44)	(.36)	(.80)	13.43	8.74	[10]	—	[12]	.12	[14]	.08	[14]	.33	[14]	2.05	[14]
10/31/2020[7,16]	13.11	—	—	—	—	—	—	13.11	—		—	[12]	—		—		—		—

See end of tables for footnotes.

American Funds College Target Date Series	41

Financial highlights (continued)

College 2024 Fund

		Income (loss) from investment operations[1]			Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income to average net assets[3]
Class 529-A:
4/30/2021[6,7]	$12.57	$.08	$.44	$.52	$(.37)	$(.24)	$(.61)	$12.48	4.24%[10]		$2,308		.41%[14]		.41%[14]		.65%[14]		1.31%[14]
10/31/2020	12.38	.21	.38	.59	(.28)	(.12)	(.40)	12.57	4.91		2,046		.42		.42		.67		1.72
10/31/2019	11.78	.27	.74	1.01	(.23)	(.18)	(.41)	12.38	8.85		1,544		.43		.43		.70		2.23
10/31/2018	12.09	.23	(.22)	.01	(.19)	(.13)	(.32)	11.78	.02		1,168		.43		.43		.71		1.96
10/31/2017	11.65	.21	.62	.83	(.20)	(.19)	(.39)	12.09	7.36		935		.42		.42		.70		1.75
10/31/2016	11.81	.20	.22	.42	(.20)	(.38)	(.58)	11.65	3.79		681		.44		.43		.73		1.77
Class 529-C:
4/30/2021[6,7]	12.35	.03	.45	.48	(.25)	(.24)	(.49)	12.34	3.91	[10]	253		1.16	[14]	1.16	[14]	1.40	[14]	.56	[14]
10/31/2020	12.18	.13	.36	.49	(.20)	(.12)	(.32)	12.35	4.12		238		1.16		1.16		1.41		1.07
10/31/2019	11.60	.18	.72	.90	(.14)	(.18)	(.32)	12.18	8.02		308		1.17		1.17		1.44		1.49
10/31/2018	11.90	.14	(.22)	(.08)	(.09)	(.13)	(.22)	11.60	(.71)		244		1.18		1.18		1.46		1.18
10/31/2017	11.48	.11	.62	.73	(.12)	(.19)	(.31)	11.90	6.56		236		1.19		1.19		1.47		.98
10/31/2016	11.66	.11	.22	.33	(.13)	(.38)	(.51)	11.48	2.94		176		1.23		1.21		1.51		.99
Class 529-E:
4/30/2021[6,7]	12.50	.07	.44	.51	(.35)	(.24)	(.59)	12.42	4.12	[10]	98		.63	[14]	.63	[14]	.87	[14]	1.08	[14]
10/31/2020	12.32	.19	.37	.56	(.26)	(.12)	(.38)	12.50	4.64		86		.64		.64		.89		1.51
10/31/2019	11.72	.24	.74	.98	(.20)	(.18)	(.38)	12.32	8.67		70		.65		.65		.92		2.01
10/31/2018	12.04	.20	(.23)	(.03)	(.16)	(.13)	(.29)	11.72	(.27)		54		.66		.66		.94		1.73
10/31/2017	11.60	.18	.63	.81	(.18)	(.19)	(.37)	12.04	7.17		43		.66		.66		.94		1.50
10/31/2016	11.76	.17	.23	.40	(.18)	(.38)	(.56)	11.60	3.54		32		.70		.68		.98		1.51
Class 529-T:
4/30/2021[6,7]	12.59	.09	.45	.54	(.39)	(.24)	(.63)	12.50	4.40	[10,11]	—	[12]	.21	[11,14]	.21	[11,14]	.45	[11,14]	1.51	[11,14]
10/31/2020	12.40	.24	.37	.61	(.30)	(.12)	(.42)	12.59	5.07	[11]	—	[12]	.21	[11]	.21	[11]	.46	[11]	1.96	[11]
10/31/2019	11.80	.29	.73	1.02	(.24)	(.18)	(.42)	12.40	9.02	[11]	—	[12]	.23	[11]	.23	[11]	.50	[11]	2.43	[11]
10/31/2018	12.11	.25	(.22)	.03	(.21)	(.13)	(.34)	11.80	.22	[11]	—	[12]	.24	[11]	.24	[11]	.52	[11]	2.14	[11]
10/31/2017[7,17]	11.62	.12	.37	.49	—	—	—	12.11	4.22	[10,11]	—	[12]	.23	[11,14]	.23	[11,14]	.51	[11,14]	1.77	[11,14]
Class 529-F-1:
4/30/2021[6,7]	12.63	.09	.45	.54	(.41)	(.24)	(.65)	12.52	4.39	[10,11]	—	[12]	.20	[11,14]	.20	[11,14]	.44	[11,14]	1.46	[11,14]
10/31/2020	12.44	.25	.37	.62	(.31)	(.12)	(.43)	12.63	5.12	[11]	—	[12]	.17	[11]	.17	[11]	.42	[11]	1.97	[11]
10/31/2019	11.84	.30	.74	1.04	(.26)	(.18)	(.44)	12.44	9.09		188		.19		.19		.46		2.47
10/31/2018	12.14	.26	(.22)	.04	(.21)	(.13)	(.34)	11.84	.30		135		.19		.19		.47		2.19
10/31/2017	11.69	.23	.63	.86	(.22)	(.19)	(.41)	12.14	7.63		92		.19		.19		.47		1.97
10/31/2016	11.85	.23	.21	.44	(.22)	(.38)	(.60)	11.69	3.97		57		.23		.21		.51		1.99
Class 529-F-2:
4/30/2021[6,7]	12.57	.10	.44	.54	(.40)	(.24)	(.64)	12.47	4.39	[10]	296		.17	[14]	.17	[14]	.41	[14]	1.55	[14]
10/31/2020[7,16]	12.57	—	—	—	—	—	—	12.57	—		247		—		—		—		—
Class 529-F-3:
4/30/2021[6,7]	12.57	.11	.44	.55	(.42)	(.24)	(.66)	12.46	4.45	[10]	1		.07	[14]	.07	[14]	.31	[14]	1.74	[14]
10/31/2020[7,16]	12.57	—	—	—	—	—	—	12.57	—		—	[12]	—		—		—		—

See end of tables for footnotes.

42	American Funds College Target Date Series

Financial highlights (continued)

College 2021 Fund

		(Loss) income from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2021[6,7]	$11.71	$.04		$(.04)	$— [9]	$(.30)	$(.14)	$(.44)	$11.27	(.02)%[10]		$1,736		.41%[14]		.41%[14]		.67%[14]		.68%[14]
10/31/2020	11.48	.15		.41	.56	(.24)	(.09)	(.33)	11.71	5.04		1,743		.41		.41		.68		1.34
10/31/2019	10.99	.23		.53	.76	(.19)	(.08)	(.27)	11.48	7.08		1,421		.43		.43		.72		2.07
10/31/2018	11.38	.19		(.33)	(.14)	(.15)	(.10)	(.25)	10.99	(1.27)		1,142		.43		.43		.72		1.76
10/31/2017	11.39	.17		.16	.33	(.19)	(.15)	(.34)	11.38	3.07		961		.43		.43		.71		1.52
10/31/2016	11.44	.19		.20	.39	(.20)	(.24)	(.44)	11.39	3.62		745		.45		.44		.72		1.69
Class 529-C:
4/30/2021[6,7]	11.53	—	[9]	(.04)	(.04)	(.18)	(.14)	(.32)	11.17	(.44)[10]		224		1.15	[14]	1.15	[14]	1.41	[14]	(.06)[14]
10/31/2020	11.30	.08		.40	.48	(.16)	(.09)	(.25)	11.53	4.35		247		1.16		1.16		1.43		.69
10/31/2019	10.83	.15		.52	.67	(.12)	(.08)	(.20)	11.30	6.22		357		1.17		1.17		1.46		1.33
10/31/2018	11.21	.11		(.33)	(.22)	(.06)	(.10)	(.16)	10.83	(2.04)		314		1.18		1.18		1.47		.99
10/31/2017	11.23	.08		.17	.25	(.12)	(.15)	(.27)	11.21	2.33		325		1.19		1.19		1.47		.76
10/31/2016	11.30	.10		.20	.30	(.13)	(.24)	(.37)	11.23	2.81		246		1.22		1.21		1.49		.92
Class 529-E:
4/30/2021[6,7]	11.64	.03		(.03)	— [9]	(.28)	(.14)	(.42)	11.22	(.09)[10]		83		.63	[14]	.63	[14]	.89	[14]	.46	[14]
10/31/2020	11.41	.13		.41	.54	(.22)	(.09)	(.31)	11.64	4.85		86		.64		.64		.91		1.13
10/31/2019	10.93	.21		.52	.73	(.17)	(.08)	(.25)	11.41	6.81		78		.65		.65		.94		1.85
10/31/2018	11.33	.17		(.34)	(.17)	(.13)	(.10)	(.23)	10.93	(1.56)		63		.66		.66		.95		1.53
10/31/2017	11.34	.14		.17	.31	(.17)	(.15)	(.32)	11.33	2.87		52		.66		.66		.94		1.28
10/31/2016	11.39	.16		.21	.37	(.18)	(.24)	(.42)	11.34	3.41		38		.70		.68		.96		1.45
Class 529-T:
4/30/2021[6,7]	11.73	.05		(.03)	.02	(.33)	(.14)	(.47)	11.28	.08	[10,11]	—	[12]	.20	[11,14]	.20	[11,14]	.46	[11,14]	.89	[11,14]
10/31/2020	11.49	.18		.41	.59	(.26)	(.09)	(.35)	11.73	5.31	[11]	—	[12]	.21	[11]	.21	[11]	.48	[11]	1.57	[11]
10/31/2019	11.00	.25		.53	.78	(.21)	(.08)	(.29)	11.49	7.26	[11]	—	[12]	.23	[11]	.23	[11]	.52	[11]	2.27	[11]
10/31/2018	11.40	.21		(.33)	(.12)	(.18)	(.10)	(.28)	11.00	(1.15)[11]		—	[12]	.24	[11]	.24	[11]	.53	[11]	1.94	[11]
10/31/2017[7,17]	11.16	.10		.14	.24	—	—	—	11.40	2.15	[10,11]	—	[12]	.23	[11,14]	.23	[11,14]	.51	[11,14]	1.57	[11,14]
Class 529-F-1:
4/30/2021[6,7]	11.76	.05		(.04)	.01	(.34)	(.14)	(.48)	11.29	.06	[10,11]	—	[12]	.19	[11,14]	.19	[11,14]	.45	[11,14]	.89	[11,14]
10/31/2020	11.52	.18		.42	.60	(.27)	(.09)	(.36)	11.76	5.35	[11]	—	[12]	.17	[11]	.17	[11]	.44	[11]	1.59	[11]
10/31/2019	11.03	.26		.53	.79	(.22)	(.08)	(.30)	11.52	7.32		187		.19		.19		.48		2.31
10/31/2018	11.43	.22		(.34)	(.12)	(.18)	(.10)	(.28)	11.03	(1.15)		148		.19		.19		.48		2.00
10/31/2017	11.43	.20		.17	.37	(.22)	(.15)	(.37)	11.43	3.37		111		.20		.20		.48		1.75
10/31/2016	11.47	.22		.21	.43	(.23)	(.24)	(.47)	11.43	3.92		78		.23		.21		.49		1.92
Class 529-F-2:
4/30/2021[6,7]	11.71	.05		(.03)	.02	(.33)	(.14)	(.47)	11.26	.12	[10]	235		.17	[14]	.17	[14]	.43	[14]	.92	[14]
10/31/2020[7,16]	11.71	—		—	—	—	—	—	11.71	—		225		—		—		—		—
Class 529-F-3:
4/30/2021[6,7]	11.71	.06		(.03)	.03	(.35)	(.14)	(.49)	11.25	.17	[10]	—	[12]	.12	[14]	.08	[14]	.34	[14]	1.01	[14]
10/31/2020[7,16]	11.71	—		—	—	—	—	—	11.71	—		—	[12]	—		—		—		—

See end of tables for footnotes.

American Funds College Target Date Series	43

Financial highlights (continued)

College Enrollment Fund

		(Loss) income from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income (loss)		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5,6]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
4/30/2021[6,7]	$10.39	$.03		$(.05)	$(.02)	$(.27)	$(.07)	$(.34)	$10.03	(.17)%[10]	$767		.41%[14]		.41%[14]		.67%[14]		.66%[14]
10/31/2020	10.09	.13		.40	.53	(.23)	—	(.23)	10.39	5.34	821		.41		.41		.68		1.25
10/31/2019	9.70	.19		.34	.53	(.14)	—	(.14)	10.09	5.49	769		.42		.42		.71		1.91
10/31/2018	9.95	.16		(.27)	(.11)	(.12)	(.02)	(.14)	9.70	(1.11)	818		.44		.44		.75		1.61
10/31/2017	10.08	.11		(.08)	.03	(.14)	(.02)	(.16)	9.95	.30	213		.44		.44		.75		1.07
10/31/2016	10.02	.10		.07	.17	(.10)	(.01)	(.11)	10.08	1.72	246		.48		.47		.78		1.00
Class 529-C:
4/30/2021[6,7]	10.34	—	[9]	(.06)	(.06)	(.12)	(.07)	(.19)	10.09	(.55)[10]	73		1.14	[14]	1.14	[14]	1.40	[14]	(.07)[14]
10/31/2020	10.02	.07		.39	.46	(.14)	—	(.14)	10.34	4.63	92		1.12		1.12		1.39		.65
10/31/2019	9.64	.11		.34	.45	(.07)	—	(.07)	10.02	4.73	206		1.18		1.18		1.47		1.16
10/31/2018	9.84	.08		(.26)	(.18)	—	(.02)	(.02)	9.64	(1.87)	252		1.18		1.18		1.49		.87
10/31/2017	9.97	.03		(.08)	(.05)	(.06)	(.02)	(.08)	9.84	(.50)	96		1.19		1.19		1.50		.32
10/31/2016	9.94	.03		.06	.09	(.05)	(.01)	(.06)	9.97	.96	117		1.24		1.22		1.53		.25
Class 529-E:
4/30/2021[6,7]	10.36	.02		(.05)	(.03)	(.25)	(.07)	(.32)	10.01	(.31)[10]	33		.61	[14]	.61	[14]	.87	[14]	.46	[14]
10/31/2020	10.05	.11		.40	.51	(.20)	—	(.20)	10.36	5.19	38		.61		.61		.88		1.08
10/31/2019	9.66	.17		.34	.51	(.12)	—	(.12)	10.05	5.31	42		.64		.64		.93		1.69
10/31/2018	9.92	.13		(.27)	(.14)	(.10)	(.02)	(.12)	9.66	(1.45)	49		.65		.65		.96		1.39
10/31/2017	10.04	.09		(.07)	.02	(.12)	(.02)	(.14)	9.92	.18	17		.64		.64		.95		.87
10/31/2016	9.99	.08		.07	.15	(.09)	(.01)	(.10)	10.04	1.49	18		.71		.69		1.00		.78
Class 529-T:
4/30/2021[6,7]	10.40	.04		(.05)	(.01)	(.29)	(.07)	(.36)	10.03	(.07)[10,11]	—	[12]	.20	[11,14]	.20	[11,14]	.46	[11,14]	.86	[11,14]
10/31/2020	10.10	.15		.40	.55	(.25)	—	(.25)	10.40	5.57 [11]	—	[12]	.21	[11]	.21	[11]	.48	[11]	1.47	[11]
10/31/2019	9.70	.21		.34	.55	(.15)	—	(.15)	10.10	5.71 [11]	—	[12]	.23	[11]	.23	[11]	.52	[11]	2.10	[11]
10/31/2018	9.96	.16		(.25)	(.09)	(.15)	(.02)	(.17)	9.70	(.96)[11]	—	[12]	.25	[11]	.25	[11]	.56	[11]	1.69	[11]
10/31/2017[7,17]	9.88	.07		.01	.08	—	—	—	9.96	.81 [10,11]	—	[12]	.24	[11,14]	.24	[11,14]	.55	[11,14]	1.26	[11,14]
Class 529-F-1:
4/30/2021[6,7]	10.43	.04		(.05)	(.01)	(.31)	(.07)	(.38)	10.04	(.12)[10,11]	—	[12]	.22	[11,14]	.22	[11,14]	.48	[11,14]	.83	[11,14]
10/31/2020	10.13	.15		.40	.55	(.25)	—	(.25)	10.43	5.59	—	[12]	.18		.18		.45		1.51
10/31/2019	9.73	.21		.35	.56	(.16)	—	(.16)	10.13	5.81	125		.19		.19		.48		2.15
10/31/2018	9.99	.18		(.27)	(.09)	(.15)	(.02)	(.17)	9.73	(.99)	128		.18		.18		.49		1.85
10/31/2017	10.11	.13		(.07)	.06	(.16)	(.02)	(.18)	9.99	.66	43		.20		.20		.51		1.31
10/31/2016	10.05	.13		.06	.19	(.12)	(.01)	(.13)	10.11	1.89	46		.23		.22		.53		1.26
Class 529-F-2:
4/30/2021[6,7]	10.39	.05		(.05)	— [9]	(.30)	(.07)	(.37)	10.02	(.03)[10]	114		.17	[14]	.17	[14]	.43	[14]	.90	[14]
10/31/2020[7,16]	10.39	—		—	—	—	—	—	10.39	—	120		—		—		—		—
Class 529-F-3:
4/30/2021[6,7]	10.39	.05		(.06)	(.01)	(.31)	(.07)	(.38)	10.00	(.07)[10]	—	[12]	.12	[14]	.08	[14]	.34	[14]	.99	[14]
10/31/2020[7,16]	10.39	—		—	—	—	—	—	10.39	—	—	[12]	—		—		—		—

See end of tables for footnotes.

44	American Funds College Target Date Series

Financial highlights (continued)

	Six months ended	Year ended October 31,
Portfolio turnover rate for all share classes	April 30, 2021[6,7,10]	2020	2019		2018		2017	2016
College 2039 Fund	—%[8,18]
College 2036 Fund	— [18]	28%	—%[18]		—%[7,10,15,18]
College 2033 Fund	5	26	4		—	[18]	—%[18]	—%[18]
College 2030 Fund	7	24	7		8		6	4
College 2027 Fund	6	28	9		10		11	9
College 2024 Fund	4	13	—	[18]	6		13	10
College 2021 Fund	5	21	11		14		7	5
College Enrollment Fund	3	16	5		4		7	12

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During one of the periods shown, CRMC waived a portion of investment advisory services fees on certain funds. In addition, during some of the periods shown, CRMC reimbursed a portion of transfer agent services fees for certain share classes on some funds and/or reimbursed a portion of miscellaneous fees and expenses during certain funds’ startup periods.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See expense example for further information regarding fees and expenses.
[6]	Unaudited.
[7]	Based on operations for a period that is less than a full year.
[8]	For the period March 26, 2021, commencement of operations, through April 30, 2021.
[9]	Amount less than $.01.
[10]	Not annualized.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Amount less than .01%.
[14]	Annualized.
[15]	For the period February 9, 2018, commencement of operations, through October 31, 2018.
[16]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[17]	Class 529-T shares began investment operations on April 7, 2017.
[18]	Amount is either less than 1% or there is no turnover.

See notes to financial statements.

American Funds College Target Date Series	45

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including distribution and service (12b-1) fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2020, through April 30, 2021).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

46	American Funds College Target Date Series

Expense example (continued)

College 2039 Fund

	Beginning account value	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return[5]	$1,000.00	$1,038.00	$.16	.16%	$.55	.56%
Class 529-A – assumed 5% return[5]	1,000.00	1,024.00	.80	.16	2.81	.56
Class 529-C – actual return[5]	1,000.00	1,038.00	.07	.07	.46	.47
Class 529-C – assumed 5% return[5]	1,000.00	1,024.45	.35	.07	2.36	.47
Class 529-E – actual return[5]	1,000.00	1,038.00	.07	.07	.46	.47
Class 529-E – assumed 5% return[5]	1,000.00	1,024.45	.35	.07	2.36	.47
Class 529-T – actual return[5]	1,000.00	1,038.00	.13	.13	.52	.53
Class 529-T – assumed 5% return[5]	1,000.00	1,024.15	.65	.13	2.66	.53
Class 529-F-1 – actual return[5]	1,000.00	1,038.00	.07	.07	.46	.47
Class 529-F-1 – assumed 5% return[5]	1,000.00	1,024.45	.35	.07	2.36	.47
Class 529-F-2 – actual return[5]	1,000.00	1,038.00	.12	.12	.51	.52
Class 529-F-2 – assumed 5% return[5]	1,000.00	1,024.20	.60	.12	2.61	.52
Class 529-F-3 – actual return[5]	1,000.00	1,038.00	.07	.07	.46	.47
Class 529-F-3 – assumed 5% return[5]	1,000.00	1,024.45	.35	.07	2.36	.47

College 2036 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,214.59	$2.31	.42%	$4.28	.78%
Class 529-A – assumed 5% return	1,000.00	1,022.71	2.11	.42	3.91	.78
Class 529-C – actual return	1,000.00	1,210.40	6.41	1.17	8.39	1.53
Class 529-C – assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.65	1.53
Class 529-E – actual return	1,000.00	1,213.04	3.51	.64	5.49	1.00
Class 529-E – assumed 5% return	1,000.00	1,021.62	3.21	.64	5.01	1.00
Class 529-T – actual return	1,000.00	1,215.72	1.10	.20	3.08	.56
Class 529-T – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.81	.56
Class 529-F-1 – actual return	1,000.00	1,215.32	1.04	.19	3.02	.55
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.76	.55
Class 529-F-2 – actual return	1,000.00	1,216.28	.93	.17	2.91	.53
Class 529-F-2 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.66	.53
Class 529-F-3 – actual return	1,000.00	1,216.47	.44	.08	2.42	.44
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	2.21	.44

See end of tables for footnotes.

American Funds College Target Date Series	47

Expense example (continued)

College 2033 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,169.74	$2.21	.41%	$3.98	.74%
Class 529-A – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.71	.74
Class 529-C – actual return	1,000.00	1,164.61	6.23	1.16	8.00	1.49
Class 529-C – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.45	1.49
Class 529-E – actual return	1,000.00	1,168.48	3.39	.63	5.16	.96
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.81	.96
Class 529-T – actual return	1,000.00	1,170.26	1.08	.20	2.85	.53
Class 529-T – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.66	.53
Class 529-F-1 – actual return	1,000.00	1,170.77	1.02	.19	2.80	.52
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.61	.52
Class 529-F-2 – actual return	1,000.00	1,170.65	.91	.17	2.69	.50
Class 529-F-2 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.51	.50
Class 529-F-3 – actual return	1,000.00	1,171.20	.38	.07	2.15	.40
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.01	.40

College 2030 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,130.35	$2.17	.41%	$3.75	.71%
Class 529-A – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.56	.71
Class 529-C – actual return	1,000.00	1,126.52	6.06	1.15	7.65	1.45
Class 529-C – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.25	1.45
Class 529-E – actual return	1,000.00	1,128.93	3.33	.63	4.91	.93
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.66	.93
Class 529-T – actual return	1,000.00	1,132.02	1.00	.19	2.59	.49
Class 529-T – assumed 5% return	1,000.00	1,023.85	.95	.19	2.46	.49
Class 529-F-1 – actual return	1,000.00	1,131.84	1.00	.19	2.59	.49
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.46	.49
Class 529-F-2 – actual return	1,000.00	1,131.35	.90	.17	2.48	.47
Class 529-F-2 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.36	.47
Class 529-F-3 – actual return	1,000.00	1,132.08	.37	.07	1.96	.37
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.86	.37

See end of tables for footnotes.

48	American Funds College Target Date Series

Expense example (continued)

College 2027 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,085.16	$2.12	.41%	$3.41	.66%
Class 529-A – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.31	.66
Class 529-C – actual return	1,000.00	1,081.76	5.94	1.15	7.23	1.40
Class 529-C – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.00	1.40
Class 529-E – actual return	1,000.00	1,084.30	3.26	.63	4.55	.88
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.41	.88
Class 529-T – actual return	1,000.00	1,086.68	1.03	.20	2.33	.45
Class 529-T – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.26	.45
Class 529-F-1 – actual return	1,000.00	1,086.56	1.03	.20	2.33	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.26	.45
Class 529-F-2 – actual return	1,000.00	1,086.79	.88	.17	2.17	.42
Class 529-F-2 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.11	.42
Class 529-F-3 – actual return	1,000.00	1,087.40	.41	.08	1.71	.33
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.66	.33

College 2024 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,042.39	$2.08	.41%	$3.29	.65%
Class 529-A – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.26	.65
Class 529-C – actual return	1,000.00	1,039.09	5.86	1.16	7.08	1.40
Class 529-C – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.00	1.40
Class 529-E – actual return	1,000.00	1,041.18	3.19	.63	4.40	.87
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.36	.87
Class 529-T – actual return	1,000.00	1,044.00	1.06	.21	2.28	.45
Class 529-T – assumed 5% return	1,000.00	1,023.75	1.05	.21	2.26	.45
Class 529-F-1 – actual return	1,000.00	1,043.93	1.01	.20	2.23	.44
Class 529-F-1 – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.21	.44
Class 529-F-2 – actual return	1,000.00	1,043.89	.86	.17	2.08	.41
Class 529-F-2 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.06	.41
Class 529-F-3 – actual return	1,000.00	1,044.47	.35	.07	1.57	.31
Class 529-F-3 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.56	.31

See end of tables for footnotes.

American Funds College Target Date Series	49

Expense example (continued)

College 2021 Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$999.78	$2.03	.41%	$3.32	.67%
Class 529-A – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.36	.67
Class 529-C – actual return	1,000.00	995.56	5.69	1.15	6.98	1.41
Class 529-C – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.05	1.41
Class 529-E – actual return	1,000.00	999.07	3.12	.63	4.41	.89
Class 529-E – assumed 5% return	1,000.00	1,021.67	3.16	.63	4.46	.89
Class 529-T – actual return	1,000.00	1,000.75	.99	.20	2.28	.46
Class 529-T – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.31	.46
Class 529-F-1 – actual return	1,000.00	1,000.60	.94	.19	2.23	.45
Class 529-F-1 – assumed 5% return	1,000.00	1,023.85	.95	.19	2.26	.45
Class 529-F-2 – actual return	1,000.00	1,001.17	.84	.17	2.13	.43
Class 529-F-2 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.16	.43
Class 529-F-3 – actual return	1,000.00	1,001.73	.40	.08	1.69	.34
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.71	.34

College Enrollment Fund

	Beginning account value 11/1/2020	Ending account value 4/30/2021	Expenses paid during period[1,2]	Annualized expense ratio[2]	Effective expenses paid during period[3]	Effective annualized expense ratio[4]
Class 529-A – actual return	$1,000.00	$998.35	$2.03	.41%	$3.32	.67%
Class 529-A – assumed 5% return	1,000.00	1,022.76	2.06	.41	3.36	.67
Class 529-C – actual return	1,000.00	994.50	5.64	1.14	6.92	1.40
Class 529-C – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.00	1.40
Class 529-E – actual return	1,000.00	996.90	3.02	.61	4.31	.87
Class 529-E – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.36	.87
Class 529-T – actual return	1,000.00	999.35	.99	.20	2.28	.46
Class 529-T – assumed 5% return	1,000.00	1,023.80	1.00	.20	2.31	.46
Class 529-F-1 – actual return	1,000.00	998.81	1.09	.22	2.38	.48
Class 529-F-1 – assumed 5% return	1,000.00	1,023.70	1.10	.22	2.41	.48
Class 529-F-2 – actual return	1,000.00	999.67	.84	.17	2.13	.43
Class 529-F-2 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.16	.43
Class 529-F-3 – actual return	1,000.00	999.26	.40	.08	1.69	.34
Class 529-F-3 – assumed 5% return	1,000.00	1,024.40	.40	.08	1.71	.34

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio”, the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the initial sale of the share class on March 26, 2021. The “assumed 5% return” line is based on 181 days.

50	American Funds College Target Date Series

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2022. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC as well as information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2020. They generally placed greater emphasis on investment results over longer term periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses generally compared favorably to those of other similar funds included in the comparable Lipper category.

The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately

American Funds College Target Date Series	51

reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that through December 31, 2018, CRMC benefited from research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds, and since that time has undertaken to bear the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

52	American Funds College Target Date Series

Liquidity Risk Management Program

The series has adopted a liquidity risk management program (the “program”). The series’ board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages each fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of each fund’s investments, limiting the amount of each fund’s illiquid investments, and utilizing various risk management tools and facilities available to each fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of each fund’s investments is supported by one or more third-party liquidity assessment vendors.

The series’ board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2019, through September 30, 2020. No significant liquidity events impacting any of the funds were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing each fund’s liquidity risk.

American Funds College Target Date Series	53

This page was intentionally left blank.

54	American Funds College Target Date Series

This page was intentionally left blank.

American Funds College Target Date Series	55

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

56	American Funds College Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, summary prospectuses and CollegeAmerica Program Description, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com. CollegeAmerica is distributed by American Funds Distributors. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on our website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on our website.

Visit the Capital Group website for more information on the securities held by the underlying funds in the American Funds College Target Date Series’ portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2021, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2021 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part is prohibited without written permission of S&P Dow Jones Indices LLC.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

American Funds Distributors, Inc., member FINRA.

Depending on your state of residence, there may be an in-state plan that provides state tax and other state benefits, such as financial aid, scholarship funds and protection from creditors, not available through CollegeAmerica. Before investing in any state’s 529 plan, investors should consult a tax advisor.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]

Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.

[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By __/s/ Walter R. Burkley___________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Walter R. Burkley_________________
Walter R. Burkley, Principal Executive Officer

Date: June 30, 2021

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2021